Filed with the Securities and Exchange Commission on October 4 , 1996.

                                                        File No.   33-48940
                                                          File No. 811-6722

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.   ______            [   ]

     Post-Effective Amendment No.     4              [ X ]
                                   ------

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.     4                             [ X ]
                     -----

                     THE HOMESTATE GROUP
		     ----------------------------------
      (Exact Name of Registrant as Specified in Charter)

     1857 WILLIAM PENN WAY, SUITE 203, LANCASTER, PA   17605
  -------------------------------------------------------------
     (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code:  (717) 396-7864
                                                     --------------
                        Scott L. Rehr
       1857 WILLIAM PENN WAY, SUITE 203, LANCASTER, PA
	 ---------------------------------------------------
           (Name and Address of Agent for Service)

It is proposed that this filing will become effective

       X   immediately upon filing pursuant to paragraph (b)
     -----
     _____ on ___________ pursuant to paragraph (b)

     _____ 60 days after filing pursuant to paragraph (a)(1)

     _____ on ___________ pursuant to paragraph (a)(1)

     _____ 75 days after filing pursuant to paragraph (a)(2)

	 _____ on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       X    This post-effective amendment designates a new effective date
     -----  for a previously filed post-effective amendment.

	 TOTAL NUMBER OF PAGES:  _____    EXHIBIT INDEX ON PAGE: ____

                      CROSS-REFERENCE SHEET

                       THE HOMESTATE GROUP

                   Items Required By Form N-1A

                      PART A  -  PROSPECTUS

ITEM NO.   ITEM CAPTION                PROSPECTUS CAPTION
--------   ------------                ------------------
  1.       Cover Page                  Cover Page
  2.       Synopsis                    Expense Table
                                       Investment Objectives and Policies
                                       Purchase Information
  3.       Condensed Financial         Financial Highlights
             Information
  4.       General Description of      InvestmenT Objectives and Policies
             Registrant                Management of the Fund Brokerage
                                       Allocation
  5.       Management of the Fund      Management of the Fund
  5A.      Management's Discussion     [Contained in the Fund's Annual
             of Fund Performance       Report, President's Letter]
  6.                                   Capital Stock and Cover Page
           Other Securities            Dividends, Distributions and Taxes
                                       General Information
  7.       Purchase of Securities      How to Purchase Shares of the
             Being Offered             Fund Valuing the Fund's Shares
                                       Management of the Fund/The
                                       Distribution Plan
  8.       Redemption or               How to Redeem Shares of the Fund
             Repurchase

  9.       Pending Legal               Not Applicable
             Proceedings

                       THE HOMESTATE GROUP

         PART B  -  STATEMENT OF ADDITIONAL INFORMATION

                                   Caption in Statement of
ITEM NO.   ITEM CAPTION            ADDITIONAL INFORMATION
--------   ------------                ------------------
  10.      Cover Page                  Cover Page
  11.      Table of Contents           Table of Contents
  12.      General Information         Not Applicable
             and History
  13.      Investment Objectives       Additional Information
             and Policies              Concerning Investment
                                       Objectives and Policies
                                       Portfolio Turnover
                                       Appendix A
  14.      Management of the           Trustees and Officers
             Registrant
  15.      Control Persons and         Trustees and Officers
             Principal Holders         Other Information Securities
  16.      Investment Advisory         Investment Advisor and
             and Other Services        Other Service Providers
  17.      Brokerage Allocation        Additional Brokerage Allocation
  18.      Capital Stock and           Redemptions
           Other Securities            Description of the Fund
  19.      Purchase, Redemption        Redemptions
             and Pricing of            Net Asset Value and Dividends
             Securities Being
             Offered
  20.      Tax Status                  Additional Dividends,
             Distributions             and Taxes Information
  21.      Underwriters                Distributor
  22.      Calculation of              Measuring Performance
             Performance
  23.      Financial Statements        Financial Statements

                         PROSPECTUS

                    DATED OCTOBER 1, 1996









          [HOMESTATE PENNSYLVANIA GROWTH FUND LOGO]








                      FUND INFORMATION

         New Accounts         --       (800) 232-0224
         Existing Accounts/Orders  --  (800) 892-1351
         BROKERS ONLY         --       (800) 232-OK-PA
                       SYMBOL: HSPGX

                   PROSPECTUS DATED OCTOBER 1, 1996

THE HOMESTATE GROUP         Mailing   1857 William Penn Way
EMERALD ADVISERS, INC.      Address   P.O. Box 10666
INVESTMENT ADVISER                    Lancaster, PA 17605-0666
                            Phone     (800) 232-0224 -- Toll-Free
                                      (717) 396-7864 -- Local &
									                    International

                  INVESTMENT OBJECTIVES AND POLICIES

      The HomeState Group is a diversified, open-end management company, organized on August 26, 1992, as a common law trust under Pennsylvania law. The Group is registered as a "series fund." Currently, there is only one series in operation: The HomeState Pennsylvania Growth Fund.

     The HomeState Pennsylvania Growth Fund -- The objective of the Fund is long-term growth of capital through investments primarily in the common stock of companies with headquarters or significant operations in the Commonwealth of Pennsylvania. To pursue its objective, the Fund will invest at least 65% of its total assets in such companies. There is no assurance the Fund will achieve this investment objective (See "Investment Objectives and Policies").

                         PURCHASE INFORMATION

      Shares of the Fund can be purchased through any independent securities dealer having a sales agreement with the Fund's Distributor, at the then-current net asset value plus a sales charge of 5.00%. There are several ways to purchase shares at a reduced sales charge. See "How to Purchase Shares of the Fund" for more information. The required minimum initial investment in the Fund is $500 and the minimum subsequent investment is $50. The minimum initial and subsequent investment amounts are $50 under the Fund's monthly automatic investment plan.

                        ADDITIONAL INFORMATION

      This Prospectus sets forth the information a prospective investor should know before investing. Please read it carefully and retain it for future reference. A Statement of Additional Information, dated October 1, 1996 has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information includes a description of the Fund's trustees and officers, a list of investment policies and restrictions, and further details about the management and operations of the Fund, and is available at no charge by writing or calling the Fund at the address or phone numbers listed above.

      For further information concerning a new account, call the Fund at
(800) 232-0224. For questions about an established account, call Rodney Square Management Corporation, the Fund's shareholder services agent, at
(800) 892-1351.

     Shares of the Fund are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
           THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
            SECURITIES COMMISSION, NOR HAS THE SECURITIES AND
	         EXCHANGE COMMISSION OR ANY STATE SECURITIES COM-
	           MISSION PASSED UPON THE ACCURACY OR ADEQUACY
	            OF THIS PROSPECTUS.  ANY REPRESENTATION TO
				    THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------

TABLE OF CONTENTS

WHERE TO FIND INFORMATION CONCERNING         PAGE NUMBER
------------------------------------         -----------
Investment Objectives and Policies............     1
Purchase Information..........................     1
Additional Information........................     1
Expenses Summary..............................     3
Financial Highlights..........................     4
Investment Objectives and Policies............     5
How to Purchase Shares of the Fund............     9
How to Redeem Shares of the Fund..............    13
Valuing the Fund's Shares.....................    15
Management of the Fund........................    16
Brokerage Allocation..........................    19
Dividends, Distributions and Taxes............    19
General Information...........................    21

-------------------------------------------------------------------------

                  HOMESTATE PENNSYLVANIA GROWTH FUND
                          EXPENSES SUMMARY

                   SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases
(As a percentage of Maximum offering price).....       5.00% (1)
Sales Load Imposed on Reinvested Dividends......       None
Deferred Sales Load.............................       None
Redemption Fees.................................       None
Exchange Fees...................................       None
Wire Transfer of Redemption Proceeds Fee........       $7.00

                 ANNUAL FUND OPERATING EXPENSES (2)
              (As a percentage of Average Net Assets)

Management Fees.................................       0.75%
12b-1 Fees......................................       0.35%
Other Expenses..................................       0.75%
                                                     -------
TOTAL OPERATING EXPENSES........................       1.85%

                        EXAMPLE OF EXPENSES

      An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a hypothetical $1,000 investment in the Fund, assuming a 5% annual return and redemption at the end of each period:

    One            Three          Five           Ten
    Year           Years          Years          Years
    ----           -----          -----          -----
    $68            $105           $145           $256

      This table is provided to help you understand the expense of investing in the Fund and your share of the operating expenses which the Fund incurs. The table does not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but the Fund's actual annual return has varied.
-----------
      (1) The rules of the SEC require that the maximum sales charge (in the Fund's case, 5.00% of the offering price) be reflected in the above table. However, there are several methods by which the sales charge can be reduced. See "How to Purchase Shares of the Fund" for more information.
      (2) The table shows expenses based on the management fee and distribution service (12b-1) fee and other expenses on an annualized basis for the period ended June 30, 1996.

                        FINANCIAL HIGHLIGHTS

      The following table presents per share financial information for the Fund since its commencement of operations on October 1, 1992. This information has been audited and reported on as part of the Fund's financial statements by the Fund's independent accountants and should be read in conjunction with the financial statements. The Report of Independent Accountants and financial statements included in the Fund's Annual Report to shareholders for the period ended June 30, 1996 are incorporated by reference into this Prospectus. The Fund's Annual Report contains additional performance information that will be made available without charge upon request. For a share outstanding throughout each period:

     For a share outstanding throughout each period:

                                               PERIODS ENDED
									 -----------------------------------
                                     6/30/96  6/30/95  6/30/94  6/30/93+
                                     -------  -------  -------  --------
Net asset value at
 beginning of period................  $15.68   $12.37   $10.98   $10.00
                                      ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)........   (0.07)   (0.01)   (0.03)    0.03
Net realized and unrealized
 gains on investments...............    6.17     3.54     1.53     0.95
                                      ------   ------   ------   ------
Total from investment operations....    6.10     3.53     1.50     0.98
                                      ------   ------   ------   ------
LESS DISTRIBUTIONS
Dividends from net investment
  income............................    0.00      ---    (0.03)     ---
Distributions from net realized
  gains.............................   (0.53)   (0.22)   (0.08)     ---
                                      ------   ------   ------   ------
Total distributions.................   (0.53)   (0.22)   (0.11)     ---
                                      ------   ------   ------   ------
Net asset value at end of period....  $21.25   $15.68   $12.37   $10.98
                                      ------   ------   ------   ------
Total return**......................   39.94%   28.96%   13.75%   13.07%*
                                      ------   ------   ------   ------
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
  (000s omitted).................... $55,828  $20,388   $9,892   $3,026
Ratio of expenses to average net
 assets before reimbursement by
 Adviser............................    1.85%    2.00%    2.67%    7.85%*
Ratio of expenses to average net
 assets after reimbursement by
 Adviser............................    na++     1.91%    2.23%    1.87%*
Ratio of net investment loss to
 average net assets before
 reimbursement by Adviser...........   (0.58)%  (0.20)%  (0.76)%  (5.24)%*
Ratio of net investment income
 (loss) to average net assets
 after reimbursement by Adviser.....    na++    (0.10)%  (0.32)%   0.74%*
Average commission rate paid........ $0.0961       ---      ---      ---
Portfolio turnover rate.............      66%      51%      51%      63%

-----------------
+  From commencement of operations: October 1, 1992.
*  Annualized.
** Total return does not reflect 5.0% maximum sales charge.
++ Not applicable: no reimbursements were made by the Adviser.

                  INVESTMENT OBJECTIVES AND POLICIES

      The HomeState Group is registered as a "series" fund whereby each individual series of the Fund, in effect, represents a separate mutual fund with its own investment objectives and policies, with varying possibilities for capital appreciation or income, and subject to varying degrees of market risks. Currently, the only series in operation is the HomeState Pennsylvania Growth Fund. The discussion of investment objectives and policies that follows relates only to this series. Future series of the Fund would have their own distinct objectives and policies. Any reference to "the Fund" in this Prospectus relates specifically to the HomeState Pennsylvania Growth Fund.

       The Fund's objective is long-term growth through capital appreciation. The Fund seeks to achieve this goal mainly by investing in a diversified portfolio of companies that have their headquarters in the Commonwealth of Pennsylvania, or companies based elsewhere but having significant operations in the Commonwealth of Pennsylvania (i.e. at least 50% of their revenues are derived from operating units located in Pennsylvania). The Fund's objective may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund. There can be no guarantee the investment objective of the Fund will be achieved.

       The Fund's Adviser, Emerald Advisers, Inc., believes that Pennsylvania is positioned to provide publicly-traded companies and their shareholders significant opportunities for growth. The state is situated between two of the nation's most densely populated regions, and its industries are poised to take advantage of global markets. The state has ports accessing the Great Lakes system, the Mississippi and Ohio rivers to the Gulf of Mexico, and the Atlantic Ocean. Pennsylvania is at the heart of an expansive railroad system and has a major network of inter-connecting interstate highways. Its corporate profile is diverse: from high-tech biopharmaceutical firms headquartered in the state's southeast corner, to rich farmlands in central Pennsylvania, to the growing financial and commercial center of the west. From Erie to Philadelphia and from Pittsburgh to the Poconos, the four corners of Pennsylvania frame a $244 billion economy. If Pennsylvania were a free-standing country, its Gross Domestic Product would rank it similar in size to such countries as Mexico or the Republic of Korea.

      The Adviser believes that the Fund will provide a positive influence on the Pennsylvania economy by stimulating investor interest and awareness in Pennsylvania companies.

     The Fund will invest in a diverse group of companies having varying degrees of name recognition. The portfolio will include companies in a wide range of industries, from basic consumer goods and utilities to high-tech electronics.

      Investments are based primarily on fundamental analysis and, although technical factors will not be ignored, the main investment criteria will focus on an evaluation of revenues, earnings, debt, capitalization, quality of management, level of insider ownership, changing market conditions, past performance and future expectations. The Fund will strive to invest in companies with strong balance sheets and dominant or leading positions in niche markets. The Fund will look favorably upon those companies that have well-defined business plans and long-term operating strategies designed to increase shareholder value.

      When evaluating a Pennsylvania-based company, a member of the Adviser's portfolio management or research staff will request to conduct an in-person visit to the company whenever such a visit is judged appropriate, and will seek to meet with the company's management and survey its operations. The Adviser will also attempt to interview a cross section of the company's employees, customers, suppliers and competitors. The Adviser believes that this "hands-on" approach to investing may give it an opportunity to spot developing trends in these Pennsylvania companies.

     The Fund will be actively managed but will limit short-term trading and high portfolio turnover rates. The Fund's annual portfolio turnover rate is not anticipated to exceed eighty percent. Higher portfolio turnover rates increase transaction costs and the possibility of realizing taxable capital gains.

RISK FACTORS

     The principal risk factor associated with an investment in the Fund is that the market value of the portfolio's securities may decrease and result in a decrease in the value of a shareholder's investment.
The Fund's portfolio will include smaller companies that are not nationally recognized and companies that pay no dividends or interest. The prices of the stocks of such companies are generally more volatile than those of larger or more mature companies. Additionally, the securities of such companies are generally more likely to be negatively affected by adverse economic and/or market conditions, and are generally less liquid.

      Due to its geographic limitation, the Fund's assets may be subject to greater risk of loss from economic, political or other developments (e.g., natural disasters) having an unfavorable impact upon business located in the Commonwealth of Pennsylvania than similar funds whose investments are geographically more diverse (i.e. the Fund may be less diversified than other funds with similar investment objectives but no such geographic limitation). There can be no assurance that the economy of Pennsylvania or the companies headquartered or operating in Pennsylvania will grow in the future.

      Since the Fund will be mainly investing in a diversified portfolio of companies that have their headquarters in the Commonwealth of Pennsylvania, or companies based elsewhere, but that have significant operations in Pennsylvania, Fund investments can be significantly affected by business trends and the economic health of Pennsylvania. The following is a brief summary of certain factors affecting the Pennsylvania Growth Fund. The summary does not purport to be complete and is based upon information derived from publicly available documents.

      SPECIAL FACTORS AFFECTING INVESTMENTS IN PENNSYLVANIA COMPANIES -- Pennsylvania is the nation's fifth-ranked state in terms of population, behind California, New York, Texas and Florida. Pennsylvania's population notched up to 11.9 million in 1990 from 11.8 million in 1980. Pennsylvania's population is evenly split between the metropolitan areas of Philadelphia and Pittsburgh and the rest of the State.

      Pennsylvania boasts the nation's highest personal savings rate and the least transitory population of any state in the nation (81% of the current population was born in the State).

      Pennsylvania's workforce totals more than 5.9 million, ranking it as the sixth largest labor pool in the nation. The State's seasonally adjusted unemployment rate stood at 5.1% in July, 1996, versus 5.4% for the U.S. economy as a whole. By comparison, neighboring New Jersey's rate was 6.1%. Pennsylvania has a lower per capita state tax burden than the surrounding states of New York, New Jersey, Maryland or Ohio.

      Pennsylvania's $244 billion economy is home to 33 Fortune 500 corporations and more than 237,000 public and private businesses. Pennsylvania is the only state in the nation with two cities (Philadelphia and Pittsburgh) listed in Fortune's top 10 cities with the largest number of Fortune 500 companies. Since the Fund commenced operations in 1992, the number of Pennsylvania-based publicly-traded companies it has identified has grown from 440 to over 500 companies. See "Appendix B: Pennsylvania-based Companies" in the Statement of Additional Information for a complete listing of these companies. Pennsylvania has historically been identified as among the leading states in manufacturing and mining. The coal and steel industries have declined in national importance in recent years, but remain a major component of the Pennsylvania economy. Due to the cyclical nature of these businesses, Pennsylvania may be more vulnerable to the industries' economic fluctuations and downturns.

      In part because of the decline in the heavy manufacturing sector, Pennsylvania's economy has diversified beyond the traditional "smoke stack" industries. Major new sources for growth are in the service sector, including medical and health services, trade, education and financial institutions. The State's workforce has diversified so that it is almost evenly divided between the services (24.4%), wholesale and retail trade (23.9%) and manufacturing (23.3%) employment sectors. The State is home to the nation's third largest number of technology companies, and the greater Philadelphia area is ranked as the nation's number-two region for biotechnology companies.

     Pennsylvania's agriculture industries have also historically played a prominent role in the State's economy. Crop and livestock products add an annual $3.5 billion to the State's economy, while agribusiness and food related industries as a whole support $38 billion in annual economic activity. Agribusiness activities can be detrimentally affected by consistently poor weather conditions.

      Pennsylvania's natural resources include major deposits of coal, oil, gas and limestone.

STRATEGY AND POLICIES

      To pursue its objective, the Fund will invest at least 65 percent of the value of its total assets in common stocks, preferred stocks and securities convertible into common and preferred stocks issued by firms whose headquarters are located in the Commonwealth of Pennsylvania or companies based elsewhere, but that have significant operations in the Commonwealth of Pennsylvania.

     The Fund may also invest up to 35 percent of the value of its total assets in other common stocks, preferred stocks, investment-grade corporate bonds and notes, and high-quality short-term debt securities such as commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks and United States branches and subsidiaries of foreign banks. (The price of debt securities in which the Fund invests are likely to decrease in times of rising interest rates. Conversely, when rates fall, the value of the Fund's debt securities may rise. Price changes of these debt securities held by the Fund have a direct impact on the net asset value per share of the Fund. Investment grade corporate bonds are generally defined by the four highest rating categories by Standard & Poor's Corporation ("S & P") and Moody's Investors Services ("Moody's"): AAA, AA, A or BBB by S & P and Aaa, Aa, A and Baa by Moody's. Corporate bonds rated BBB by S & P or Baa by Moody's are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics (See the "Appendix A" of the Fund's Statement of Additional Information for further information).) The Fund will make use of these short-term instruments primarily under those circumstances where it has cash to manage for a brief time period (i.e. after receiving dividend distributions, proceeds from the sale of portfolio securities or money from the sale of Fund shares to investors).

      The Fund will not engage in direct investment in real estate or real estate mortgage loans, except those instruments issued or guaranteed by the United States Government. The mortgage-related instruments in which the Fund may invest include those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") (collectively, the "Mortgage-Related Instruments"). The underlying mortgages which collateralize Mortgage-Related Instruments issued by GNMA are fully guaranteed by the Federal Housing Administration or Veteran's Administration, while those collateralizing Mortgage-Related Instruments issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. Mortgage-Related Instruments provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income and the capital portion will be reinvested. Unlike conventional bonds, Mortgage-Related Instruments pay back principal over the life of the Mortgage-Related Instrument rather than at maturity. At the time that a holder of a Mortgage-Related Instrument reinvests the payments and any unscheduled prepayment of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing Mortgage-Related Instruments. As a consequence, Mortgage-Related Instruments may be a less effective means of "locking-in" long-term interest rates than other types of U.S. government securities. While Mortgage-Related Instruments generally entail less risk of a decline during periods of rapidly rising interest rates, they may also have less potential for capital appreciation than other investments with comparable maturities because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if Mortgage-Related Instruments are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of premium paid. Conversely, if Mortgage-Related Instruments are purchased at a discount, both a scheduled payment of principal and an unscheduled payment of principal would increase current and total returns and would be taxed as ordinary income when distributed to shareholders.

OTHER PRACTICES

      On those occasions when, in the opinion of the Fund's investment adviser, market conditions warrant a temporary defensive approach, the Fund may invest more than 35 percent of its total assets in short-term obligations, including the following: securities issued or guaranteed by the U.S. government, commercial paper and bankers acceptances. During intervals when the Fund has adopted a temporary defensive position it will not be pursuing its stated investment objective.

      The Fund may from time to time invest in repurchase agreements. That is, a seller may sell securities to the Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified period (normally one day). The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller's default on its obligation to repurchase or seller's bankruptcy.

INVESTMENT RESTRICTIONS

       The Fund is subject to specific fundamental investment restrictions, which may not be changed without a vote of a majority of its outstanding shares. Following is a discussion of some of these fundamental restrictions:

  The Fund may not:

    1. Invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government).
    2. Invest more than 15% of total assets in one industry.
    3. Acquire more than 10% of the voting securities of any one issuer.
    4. Invest in, write or sell put or call options, straddles, spreads or combinations thereof.
    5. Invest in commodities or commodity contracts.
    6. Issue or sell senior securities.
    7. Borrow money, except for temporary or emergency purposes and then only from commercial banks and not in excess of 15% of the Fund's total assets. The Fund will not purchase securities when borrowing exceeds 5% of total assets.

      The aforementioned investment limitations are considered at the time the investment securities are purchased.

      See the Fund's Statement of Additional Information for the full text of these policies and the Fund's other Fundamental Policies, as well as a listing of non-fundamental policies, which the Board of Trustees may change without shareholder approval.

                  HOW TO PURCHASE SHARES OF THE FUND

      Shares of the Fund are available for purchase through selected financial service firms (such as broker-dealer firms) that have signed a selling agreement with Rodney Square Distributors, Inc. (the "Distributor"), the Fund's principal distributor. If an investor would like assistance in locating a dealer, he or she should contact the Fund. Shares can be purchased by mail or by wire, as described below. The minimum initial investment is $500, and the minimum subsequent investment is $50.

      Shares of the Fund are purchased at net asset value per share next determined after an order is received (See "Valuing the Fund's Shares"), plus any applicable sales charge as described below, which is known as the "offering price." Fund shareholders pay an ongoing distribution services fee at an annual rate of up to 0.35% of the Portfolio's aggregate average daily net assets attributable to Fund shares (See "Management of the Fund -- The Distribution Plan").

     The Offering Price is calculated as follows:

                        SALES CHARGE AS A
                          PERCENTAGE OF:                DEALER'S CONCESSION
DOLLAR AMOUNT INVESTED    OFFERING PRICE   N.A.V.   (AS A % OF OFFERING PRICE)
----------------------    --------------   ------   --------------------------
Less Than $50,000             5.00%         5.26%               4.25%
$50,000 to $250,000           4.00          4.16                3.25
$250,000 to $500,000          3.00          3.09                2.50
$500,000 to $1,000,000        2.25          2.30                2.00
$1,000,000 & Above            0.00          0.00                0.50

REDUCED SALES CHARGE

      There are several ways for shareholders to qualify to pay a lower sales charge:

      (1.) REACH FUND "BREAK POINTS" -- Increase the initial investment amount to reach a higher discount level, as listed above.

      (2.) RIGHT OF ACCUMULATION -- Add to an existing shareholder account so that the current offering price value of the total combined holdings reach a higher discount level, as listed above.

      (3.) SIGN A LETTER OF INTENT -- Inform the Fund or its Agent that you wish to sign a non-binding "Letter of Intent" (the "Letter") to purchase an additional number of shares so that the total equals at least $50,000 over the following 13-month period. Upon the Fund's receipt of the signed Letter, the shareholder will receive a discount equal to the dollar level specified in the Letter. If, however, the purchase level specified by the shareholder's Letter has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount.

      (4.) COMBINED PURCHASE PRIVILEGE -- Combine the following investor accounts into one "purchase" or "holding" to qualify for a reduced sales charge:

          (i) An individual or "company," as defined in Section 2(a)(8) of the Act; (ii) an individual, his spouse and children under age 21; (iii) a trustee or other fiduciary for certain trusts, estates, and certain fiduciary accounts; or (iv) the employee benefit plans of a single employer. The Fund's Transfer Agent, Rodney Square Management Corporation (the "Transfer Agent") must be advised of the related accounts at the time the purchase is made.

      (5.)  Purchases at Net Asset Value -- Additionally, the  Board  of
Trustees has determined that the following shareholders shall be permitted to purchase shares of the Fund without paying a sales charge:

          (i) Existing shareholders, upon reinvestment of their dividend income or capital gains distributions as dividends and capital gains distributions are reinvested in shares of the Fund at the net asset value without sales charge;

          (ii) Shareholders who have redeemed any or all of their shares of the Fund within the past 120 days may purchase shares at the
	  net asset value without sales charge. The amount which may be reinvested is limited to the amount up to but not exceeding the redemption proceeds (or to the nearest full share if fractional shares are not purchased) and is limited to shareholders who have not previously exercised this right. The Transfer Agent must be notified of the exercise of this privilege when shares are being purchased;

          (iii) Certain "Institutional Investors" --  Pennsylvania State
      and    local   government-affiliated   agencies,  non-profit   and
	  charitable organizations, and corporations with headquarters or significant operations in the Commonwealth of Pennsylvania having a minimum of $5 million in annual sales and fifteen full-time employees, and the retirement plans of each of the above may purchase at net asset value without sales charge. For these
	  purposes, "significant operations" is defined as having a material impact on the corporation's financial condition or profitability in the discretion of the Adviser;

          (iv) Investor's shares purchased by advisory accounts managed by SEC-registered investment advisers or bank trust departments;


          (v) Trustees, Officers, Employees (and those retired) of the Fund, its services providers and their affiliates, for their own accounts and for their spouse and children, and employees of such
	  broker-dealer firms that have executed a Selling Agreement with the Fund may purchase shares at net asset value without a sales charge.

     (6.) On purchases of $1,000,000 or more, shares are acquired at net asset value with no sales charge or dealer concession charged to the investor. The Distributor, however, may pay the broker-dealer up to 0.50% of the Offering Price, from its own assets.

      The Distributor may from time to time allow broker-dealers selling shares of the Fund to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an "underwriter" under the Securities Act of 1933, as amended.

      In addition to the commission paid to broker-dealers selling Fund shares by way of a selling agreement, the Distributor may also from time to time pay additional cash bonuses or other incentives to selected broker-dealers in connection with their registered representatives selling Fund shares. Such compensation will be paid solely by the Distributor, and may be conditioned upon the sale by the broker-dealer's representatives of a specified minimum dollar amount of shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by registered representatives and members of their families to locations within or outside the United States for meetings of a business nature.

PURCHASING SHARES

   Shares of the Fund may be purchased for your account directly by your financial services firm representative, and may be purchased by mail or wire.

INVESTING BY MAIL: To invest by mail, an investor must complete and sign the Subscription Application Form which accompanies this Prospectus and send it, with a check payable, to The HomeState Group, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A purchase order sent by overnight mail should be sent to The HomeState Group, c/o Rodney Square Management Corporation, 1105 N. Market Street, Wilmington, DE 19801.

INVESTING BY WIRE: Investors having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

             C/O WILMINGTON TRUST COMPANY, WILMINGTON, DE
                           ABA #0311-0009-2
                           DDA# 2688-958-8
             ATTENTION: HOMESTATE PENNSYLVANIA GROWTH FUND
       (FOLLOWED BY THE NAME IN WHICH THE ACCOUNT IS REGISTERED,
                       AND THE ACCOUNT NUMBER).

INITIAL PURCHASES -- Before making an investment by wire, an investor must first telephone the Transfer Agent at (800) 892-1351 before the close of the New York Stock Exchange (generally, 4:00 p.m.) to be assigned an account number. The Subscription Application Form which accompanies this Prospectus should be promptly forwarded to Rodney Square Management Corporation at the address above under "Investing by Mail."

SUBSEQUENT PURCHASES -- Additional investments may also be made through the wire procedures described above. An investor must telephone the Transfer Agent at (800) 892-1351 before the close of the New York Stock Exchange (generally, 4:00 p.m.).

      The bank transmitting the wire may charge a fee for this service. Federal funds wires received before the close of the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) will be executed based on the Fund's valuation that same day. Purchase orders received after the close of the NYSE will be executed on the next day the exchange is open.

TAX-DEFERRED RETIREMENT PLANS

      Shares may be purchased by certain types of retirement plans. The Fund provides plan forms and custody agreements for the following:

      INDIVIDUAL RETIREMENT ACCOUNTS (IRA) -- An IRA is a tax-deferred retirement savings account that may be used by an individual who has compensation or self- employment income and his or her unemployed spouse, or an individual who has received a qualified total or partial distribution from his or her employer's retirement plan. The current annual maintenance fee for IRA accounts is $10.00 per year.

      In each of these plans, dividends and distributions will be automatically reinvested. For further details, contact the Adviser to obtain specific plan documents. Investors should consult with their tax adviser before establishing any tax-deferred retirement plans.

AUTOMATIC INVESTMENT PLAN

      The Fund also provides for an automatic investment plan whereby shareholders may arrange to make regular monthly, quarterly, semi-annually, or annually investments in the Fund. Investment amounts are automatically debited from the shareholder's checking account. The minimum initial and subsequent investment pursuant to this plan is $50.

      Purchase orders for shares of the Fund placed with a registered broker-dealer must be received by the broker-dealer before the close of the NYSE to receive the Fund's valuation calculated that day. The broker-dealer is responsible for the timely transmission of orders to the Distributor. Orders placed with the registered broker-dealer after the close of the NYSE will be executed based on the Fund's valuation calculated on the next business day.

      The Fund may refuse any order for the purchase of shares which the Board of Trustees deems as not in the best interests of the Fund.

      Stock certificates representing shares of the Fund are not issued except upon written request to the Fund. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates. If you lose your certificate, you may incur an expense to replace it.

                   HOW TO REDEEM SHARES OF THE FUND

      There is no charge for share redemptions. Shares will be redeemed at the net asset value next determined after the redemption request has been received in proper order by the Fund's Transfer Agent. Shares may be redeemed by telephone call or mail delivery to the Transfer Agent.

BY MAIL

      A written request for redemption (along with any endorsed stock certificates) must be received by the Fund's Transfer Agent, Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752, to constitute a valid tender for redemption. A signature guarantee is required for any written redemption request which: (1) is in excess of $10,000.00; (2) requests proceeds be sent to somewhere other than the account's listed address; or (3) requests proceeds be sent to someone other than the account's listed owner(s). These requirements may be waived or modified upon notice to shareholders. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. Payment of a written request for redemption will be made within seven business days of receipt of the request.

BY TELEPHONE

      A shareholder redeeming at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited redemption on the Subscription Application form filed with the Transfer Agent may, at the time of such redemption, request that the funds be mailed or wired to the commercial bank or registered broker-dealer designated on the application form by telephoning the Transfer Agent at
(800) 892-1351 before close of the New York Stock Exchange. Redemption proceeds will be sent on the next business day following receipt of the telephone redemption request. A wire fee of $7.00 will be deducted from the shareholder account or proceeds before a wire is sent. Please note that the Fund's Transfer Agent receives all telephone calls for telephone instructions on a recorded phone line. The Fund and/or its Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If either fails to employ such reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. The Fund reserves the right, at any time, to suspend or terminate the expedited redemption procedure. During a period of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone redemptions.

BY SYSTEMATIC WITHDRAWAL

      Shareholders may elect to participate in a "Systematic Withdrawal Plan" which provides for automatic fixed withdrawals of at least $50 monthly, quarterly, semi-annually, or annually. The minimum investment to establish a Systematic Withdrawal Plan is $10,000.

      If a shareholder seeks to redeem shares that were purchased within fifteen days of the redemption request, the Fund may delay payment until such time as the funds in question have been properly cleared and collected by the Fund.

       Due to the relatively high administration cost of smaller shareholder accounts, the Fund reserves the right to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500, other than as a result of a decline in the net asset value per share of the Fund. The Fund will provide a 30-day written notice to such shareholder prior to initiating such a redemption.

                HOW TO EXCHANGE SHARES OF THE FUND

      Shares of the HomeState Pennsylvania Growth Fund may be exchanged for shares of any other funds which may be introduced by the Adviser. Shares may also be exchanged for the Rodney Square Fund ("RSF") which is managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Shares of RSF acquired through direct purchase or in the form of dividends earned on such shares may be exchanged for shares of any HomeState fund at net asset value plus the normal sales charge of such funds. The minimum initial investment of $1,000 is required to establish an account in RSF by telephone exchange or written request.

      RSF reserves the right to amend or change the exchange privilege upon 60 days notice to the shareholders.

                     VALUING THE FUND'S SHARES

      The Funds daily closing price is listed in many newspapers in the mutual fund prices section as "HomeStPA." The net asset value and offering price of the shares of the Fund are determined once on each Business Day as of the close of regular trading on the NYSE, which on a normal Business Day is usually 4:00 p.m. Eastern Time. A "Business Day" is defined as a day in which the NYSE is open for trading. Holidays currently observed by the NYSE are New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's value is determined by adding the value of the portfolio securities and other assets, subtracting its liabilities, and dividing the result by the number of its shares outstanding. Net asset value includes interest on fixed income securities, which is accrued daily. The net asset value of the Fund will fluctuate with market conditions as the value of the investment portfolio changes.

      With approval of the Board of Trustees, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. The prices of bonds and other fixed income securities provided by such service providers may be determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Fund securities listed or traded on a national securities exchange or market system for which representative market quotations are available will be valued at the last quoted sales price on the security's listed exchange on that day. Listed securities not traded on an exchange that day, and other securities traded in the over-the-counter market will be valued at the mean between the closing asked price and the closing bid price. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities will be valued using a method which the Board of Trustees believes in good faith accurately reflects the fair value.

     For more information concerning valuation of the Fund's shares, see "Additional Information Concerning Valuing the Fund's Shares" in the Statement of Additional Information.

                   MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES

     The operations and management of the Fund are the responsibility of the Fund's Board of Trustees. Pursuant to that responsibility, the Board of Trustees has approved contracts with the following organizations to provide, among other things, day-to-day investment advisory and administrative management services.

THE INVESTMENT ADVISER

      Emerald Advisers, Inc. serves as investment adviser to the Fund. The Adviser was organized as a Pennsylvania corporation on November 14, 1991, and is registered with the SEC under the Investment Advisers Act of 1940 and with the Pennsylvania Securities Commission under the Pennsylvania Securities Act of 1972. In August 1994, Emerald Advisers, Inc. became a wholly-owned subsidiary of Emerald Asset Management, Inc. Substantially all of the executives and investment related personnel of Emerald Advisers continue in their positions. Total assets managed by the Adviser exceeded $187 million at August 31, 1996. The three principal officers of the Adviser combine over 40 years of experience in the mutual fund, investment advisory, pension funds management and securities brokerage industries.

     Pursuant to an investment advisory agreement, dated January 1, 1995 (the "Advisory Agreement"), the Adviser furnishes the Fund with investment advisory and administrative services which are necessary to conduct the Fund's business. Specifically, the Adviser manages the Fund's investment operations and furnishes advice with respect to the purchase and sale of securities on a daily basis.

      Kenneth G. Mertz II, CFA, President of Emerald Advisers, Inc., and Vice President and Chief Investment Officer of the Fund, is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Mertz has had this responsibility since the Fund commenced operations on October 1, 1992. Prior to this date, Mr. Mertz was the Chief Investment Officer to the $12 billion Pennsylvania State Employes' Retirement System.

      Under the terms of the Advisory Agreement, the Fund pays the Adviser an annual fee based on a percentage of the net assets under management. The fees are computed daily and paid monthly as follows: for assets up to and including $250,000,000: 0.75%; for assets in excess of $250,000,000 and up to and including $500,000,000: 0.65%; for assets in excess of $500,000,000 and up to and including $750,000,000: 0.55%;  for assets in excess of $750,000,000: 0.45%. These fees are higher than most other registered mutual funds, but comparable to fees paid by equity funds of a similar investment objective and size.

      The Fund pays all of its expenses other than those expressly assumed by the Adviser. Specifically, the Fund pays the fees and expenses of its transfer agent, custodian, independent auditors and legal counsel. These fees are generally for the costs of necessary professional services, regulatory compliance, and those pertaining to maintaining the Fund's organizational standing. The resulting fees may include, but are not limited to: brokerage commissions, taxes and organizational fees, bonding and insurance, custody, auditing and accounting services, shareholder communications and shareholder servicing, and the cost of financial reports and prospectuses sent to Shareholders.

      The Adviser will reimburse its fee to the Fund to the extent such fee exceeds the most restrictive expense limitation in effect by a state regulatory agency where the Fund's shares are registered for purchase. The Adviser reserves the right to voluntarily waive any portion of its advisory fee at any time.

      The Adviser has agreed that a percentage of its net advisory fee income (less any fee waivers and expense reimbursements made by the Adviser to the Fund) will be contributed annually by the Fund on behalf of the Adviser to provide scholarship funding that will specifically benefit Pennsylvania residents who have graduated from a Pennsylvania high school and are attending an accredited Pennsylvania college, university or trade school. The current year's contribution is 1% of its net advisory fee income.

ADMINISTRATOR, ACCOUNTING AND TRANSFER AGENT

      Pursuant to separate administration, accounting services and transfer agency agreements each dated November 20, 1995, Rodney Square Management Corporation ("Rodney Square"), Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, has been retained to serve as administrator, accounting and transfer agent. As administrator, Rodney Square provides administrative and operational services and facilities. As accounting agent, Rodney Square determines net asset value and provides accounting services to the Fund. Also, Rodney Square, as transfer agent, performs certain shareholder servicing duties as listed in the Transfer Agency Agreement.

CUSTODIAN

      Pursuant  to  a  custodian agreement dated August  31,  1994  (the
"Custodial Agreement"), CoreStates Financial Corp., P.O Box 7558, Philadelphia, PA 19101-7558 (the "Custodian"), has been retained to serve as custodian to the Fund's assets, and performs certain corresponding administrative tasks.

THE DISTRIBUTOR

   Rodney Square Distributors, Inc., Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC and a member of the National Association of Securities Dealers (the "NASD"), and an affiliate of Rodney Square, which also performs administrative, shareholder and accounting servicing duties for the Fund.

    Certain officers and/or employees of the Adviser may also serve as registered representatives of the Distributor, but only in the capacity of distributing shares of the Fund.

THE DISTRIBUTION PLAN

    The Distributor will incur certain expenses while providing selling and sales distribution services for the Fund, including such costs as compensation to broker-dealers for (i) selling shares of the Fund, and
(ii) providing information and advice to their shareholder clients regarding ongoing investment in the Fund, as well as advertising, promotional and printing expenses.

    To promote shares of the Fund to the general public, the Fund has adopted a distribution services plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940 (the "Act"). The Plan allows the Fund to reimburse the Distributor for costs specifically described in this Section. The Distributor receives no other compensation from the Fund, except that (i) any sales charge collected will be paid to the Distributor (See "How to Purchase Shares of the Fund"), and (ii) the minimum total dollar amount paid to the Distributor on an annual basis (net of the amount paid to broker-dealers and/or service organizations) will be $3,000. The Distributor may pay such sales charge to broker-dealers who have entered into a Selling Agreement with the Distributor as a commission paid for selling Fund shares.

      The Fund pays the Distributor on a monthly basis at an annual rate not to exceed 0.35% of the series' average net assets. Expenses acceptable for reimbursement under the Plan include compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the shares of the Fund. The Fund's Adviser is responsible to pay the Distributor for any unreimbursed distribution expenses.

      Pursuant to the Plan, a broker-dealer may receive a maintenance commission in the amount of 0.25% (annualized) of the average net assets maintained in the Fund by their clients.

      The Fund may also compensate a bank under the Plan only to the extent that a bank may serve as a "service organization," providing administrative and accounting services for Fund shareholders. The Glass-Steagall Act and other applicable laws and regulations prohibit a bank from acting as underwriter or distributor of securities. If a bank were prohibited from providing certain administrative services, shareholders would be permitted to remain as Fund shareholders and alternate means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any financial consequences as a result of any of those occurrences.

      The Board of Trustees of the Fund adopted the Plan after determining the Plan would likely benefit the Fund and its shareholders to the extent that the Plan can aid the Distributor in attracting additional shareholders, promoting the sale of shares, reducing redemptions, and maintaining and improving services provided to shareholders by the Distributor or dealers. The resulting increase in assets should benefit the Fund by providing a continuous cash flow, thereby affording the Adviser the ability to purchase and redeem portfolio securities without making unwanted redemptions of existing portfolio securities.

      The Trustees of the Fund will annually review the success of the Plan in meeting these objectives based on information provided by the Adviser.

      Future regulatory review and revision of Rule 12b-1 by the SEC, of
Article III Section 26 of the Rules of Fair Practice by the NASD, or any similar review and revision of other applicable regulations by other regulatory agencies could affect the Fund's Plan. The Trustees of the Fund will promptly modify the Plan if such action is warranted.

                        BROKERAGE ALLOCATION

      The Adviser is responsible for selecting brokers and dealers to effect portfolio securities transactions and for negotiating brokerage commissions and dealers' charges. When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at the best overall terms available. Securities may be bought from or sold to brokers who have furnished statistical, research and other financial information or services to the Adviser. The Adviser may give consideration to those firms which have sold or are willing to sell shares of the Fund. See "Additional Brokerage Allocation Information" in the Statement of Additional Information for more information.

      To the extent consistent with applicable provisions of the Investment Company Act of 1940, Rule 17e-1, and other rules and exemptions adopted by the SEC under that Act, the Board of Trustees has determined that transactions for the Fund may be executed by affiliated brokers if, in the judgment of the Adviser, the use of an affiliated broker is likely to result in price and execution at least as favorable as those qualified brokers. The Adviser will not execute principal transactions by use of an affiliated broker.

                  DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends, if any, realized by the Fund will be declared and paid semi-annually, in the months of January and July. Capital gains, if any, realized by the Fund will be declared and paid semi-annually in the months of July and December. The Declaration and Record dates for payments to shareholders will normally be the 15th of the month, the Ex-Dividend dates will normally be the 16th of the month, and the Payment dates will normally be the 20th of the month (or the next business day if any of these dates fall on a weekend). Shareholders of record as of the Record Date will be paid, or have their payments reinvested in additional shares, as of the Re-Invest and Payable Dates. The net asset value price of the Fund will be reduced by the corresponding amount of the per-share payment declared on the Ex-Dividend Date. Since dividend income is not a primary objective of the Fund, the Fund does not anticipate paying substantial income dividends to shareholders.

      A shareholder will automatically receive all dividends and capital gains distributions in additional full and fractional shares of the Fund at net asset value as of the date of payment, unless the shareholder elects to receive such distributions in cash. To change the distribution option chosen, the shareholder should write to the Fund's Transfer Agent, Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. The request will become effective with respect to distributions having record dates after its receipt by the Transfer Agent.

      If a shareholder elects to receive distributions in cash, and the check is returned by the United States Postal Service, the Fund reserves the right to invest the amount of the returned check in additional shares of the Fund at the then existing net asset value and to convert the shareholder's election to automatic reinvestment of all distributions.

TAXES

      Reinvested dividends and capital gains distributions will receive the same tax treatment as dividends and distributions paid in cash. Because the Fund is a Pennsylvania common law trust, it will not be liable for corporate income or franchise tax in the Commonwealth of Pennsylvania. Further, shares of the Fund are exempt from Pennsylvania personal property taxes.

      The Fund intends to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification under the Code requires that the Fund satisfy: (1) two gross income tests that ensure the Fund earns passive income; (2) two diversification tests that limit the investment of the Fund's assets in any one issuer; and (3) a series of distribution rules which require that the Fund distribute to shareholders substantially all of its investment company taxable income and net tax-exempt interest income. Each series of the Fund is expected to be treated as a separate corporation for most federal income tax purposes. So long as the Fund qualifies for this tax treatment, the Fund will be relieved of Federal income tax on amounts distributed to
shareholders,   but   amounts  so  distributed  will   be   taxable   to
shareholders.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain in the year in which it was received, regardless of the length of time a shareholder has owned the shares and whether or not such gain was reflected in the price paid for the shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. Redemptions and exchanges from the Fund are each taxable events.

      A statement detailing the Federal income tax status of all distributions made during a taxable year will be sent to shareholders of record no later than January 31 of the following year.

      Shareholders must furnish to the Fund a certified taxpayer identification number ("TIN"). The Fund is required to withhold 31% from reportable payments including ordinary income dividends, capital gains distributions, and redemptions occurring in accounts where the shareholder has failed to furnish a certified TIN and has not certified that such withholding does not apply. Any shareholders who are non-resident alien individuals, or foreign corporations, partnerships, trusts or estates, may be subject to different Federal income tax treatment.

      The tax information presented here is based on Federal and state tax laws and regulations effective as of the date of this Prospectus, and may subsequently change. Because the information presented here is only a very brief summary of some of the important tax considerations for shareholders, shareholders are urged to consult their tax advisers for more specific professional advice, especially as it relates to local and state tax regulations. See "Additional Dividend, Distribution and Taxes Information" in the Statement of Additional Information for more information.

                     GENERAL INFORMATION

      The HomeState Group was organized as a Pennsylvania common law trust on August 26, 1992. Shares of the Fund do not have preemptive or conversion rights, and are fully-paid and non-assessable when issued.

      Since the Fund is organized as a Pennsylvania common law trust, it is not required to hold annual meetings, and does not intend to do so, except as required by the Act or other applicable Federal or state law. The Fund will assist in shareholder communications as required by
Section 16(c) of the Act. The Act does require initial shareholder approval of each investment advisory agreement and election of Trustees. Under certain circumstances, the law provides shareholders with the right to call for a special shareholders meeting for the purpose of removing Trustees or for other proper purposes. Shares of the Fund are entitled to one vote per share, and do not have cumulative voting rights.

     The Fund currently issues shares of beneficial interest with no par value, in one series. Additional series may be added in the future by the Board of Trustees. Each share of the Fund has pro rata distribution rights, and shares equally in dividends and distributions.

      Shareholders will receive an annual report containing financial statements which have been audited by the Fund's independent accountants, and a semi-annual report containing unaudited financial statements. Each report will include a list of investment securities held by the Fund. Shareholders may contact the Fund for additional information.

      DUANE, MORRIS & HECKSCHER,  305 North Front Street, Harrisburg, PA
	  17108, is legal counsel to the Fund.

      PRICE WATERHOUSE LLP, 30  South Seventeenth  Street, Philadelphia,
	  PA  19103, are the independent accountants for the Fund.


MANAGEMENT OF THE FUND

TRUSTEES
--------
Bruce  E.  Bowen
Kenneth G. Mertz II,  C.F.A.
Scott  C. Penwell, Esq.
Scott L. Rehr
Dr. H. J. Zoffer, Ph.D.

OFFICERS
--------
Scott L. Rehr                -- President
Kenneth G. Mertz II, C.F.A.  -- Vice President and Chief Investment Officer
Daniel W. Moyer IV           -- Vice President and Secretary

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          SUBSCRIPTION APPLICATION FORM

                               THE HOMESTATE GROUP
                            PENNSYLVANIA GROWTH FUND

                Mail to: Rodney Square Management Corporation
                -------
                                  P.O. Box 8987
                            Wilmington, DE 19899-9752
                       FOR ASSISTANCE, CALL (800) 892-1351

------------------------------------------------------------------------------
1. AMOUNT INVESTED
   FORM OF PAYMENT -- INITIAL INVESTMENT
   [ ] Check for $------.------ enclosed -- Payable to The HomeState Group
   [ ] NAV Purchase: Attach NAV Purchase Form
   [ ] My Dealer purchased ---------------------- on -----------.
                               (No. of shares)         (date)
------------------------------------------------------------------------------
2. REGISTRATION (PLEASE PRINT OR TYPE)
   INDIVIDUAL *(Joint ownership with rights of survivorship unless otherwise noted)

   -------------------------------------------------     ---------------------
   (First Name)     (Initial)      (Last Name)              (Social Sec No.)

   -------------------------------------------------     ---------------------
   (Jt. Owner)      (Initial)      (Last Name)              (Social Sec No.)

   GIFT TO MINORS
                                      AS CUSTODIAN FOR
   ---------------------------------                   -----------------------
   (Name of Custodian--ONE ONLY)                       (Minor's Name)

   Under the             Uniform Gift to Minors Act.          --     --
            ------------                             -------------------------
              (State)                                  (Minor's Soc Sec No.)

   CORPORATIONS, PARTNERSHIPS, TRUSTS and OTHERS (complete Corporate
    Resolution)

   ---------------------------------------------------------------------------
   (Name of Corporation, Partnership, Trust or Other)
         /      /                                                 --
   ------ ------------   --------------------------------   ------------------
    (Date of Trust)      (Name of Trustee(s))               (Tax I.D. No.)

   Citizen of: [ ] U.S.  [ ] Other:
                                   ----------------------
------------------------------------------------------------------------------
3. MAILING ADDRESS OF RECORD AND TELEPHONE NUMBER(S)

   ---------------------------------------------------------------------------
   (Street Address)

   -------------------------------------------------- ---------------- -------
   (City)                                             (State)          (Zip)
   (      )       --           (       )         --
           -------  --------            --------   --------
          (Daytime Phone No.)           (Evening Phone No.)

------------------------------------------------------------------------------
4. DISTRIBUTION OPTIONS (PLEASE INDICATE ONE -- DISTRIBUTIONS WILL BE REINVESTED IF NO OPTION IS CHECKED)
   [ ] Automatic Compounding (reinvest all dividends and capital gains)
   [ ] Cash Dividends (dividends in cash; reinvest capital gains)
   [ ] All Cash (all dividends and capital gains in cash)
------------------------------------------------------------------------------
5. SHAREHOLDER OPTIONS (FILL-IN THOSE SECTIONS THAT APPLY)
   LETTER OF INTENT
   [ ] $50,000.  [ ] $250,000.  [ ] $500,000.  [ ] $1,000,000.
   [ ] I agree to the letter of intent provisions of the Prospectus and
       Statement of Additional Information, Although I am not obligated to purchase, and the Fund is not obligated to sell, I intend to invest,
       over a 13-month period beginning on                  , 19    , an
       aggregate amount in the Fund at least equal to (check appropriate box above).


   RIGHT OF ACCUMULATION/COMBINED PURCHASE PRIVILEGE
   I apply for Right of Accumulation or Combined Purchase Privilege reduced sales charges subject to the Agent's confirmation of the following holdings of eligible load accounts of the Fund.

   -------------------------------- ----------------------- $-----------------
   (Shareholder)                    (Account No.)            (Approx. $ Value)

   -------------------------------- ----------------------- $-----------------
   (Shareholder)                    (Account No.)            (Approx. $ Value)

   TELEPHONE TRANSFER OPTION
   [ ] I (we) authorize Rodney Square Management Corporation to honor telephone instructions for my (our) account. Neither the Fund nor Rodney Square Management Corporation will be liable for properly acting upon telephone instructions believed to be genuine. PLEASE ATTACH A VOIDED CHECK ON THE TRANSFER ACCOUNT AND COMPLETE BELOW:

   ---------------------------------------------- ----------------- ----------
   (NAME OF BANK)                                 (CITY)            (STATE)

   -----------------   -------------------------------------------------------
   (Account Number)    (ABA Bank Routing Number--9-digit number needed to
                        process)
   [  ] Checking    [  ] Savings
------------------------------------------------------------------------------
6. SIGNATURE AND CERTIFICATION

   Required by Federal tax law to avoid 31% backup withholding: "By signing, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding unless I have checked the box below:"
   [ ] I am subject to backup withholding.
   Receipt of the current Prospectus is hereby acknowledged.

   -------------------------------------       Date:                   , 19
   (Signature)                                       -------------------   ---
   [ ] Owner   [ ] Custodian   [ ] Trustee

   --------------------------------------      Date:                   , 19
   (Joint Owner Signature, If Applicable)            -------------------   ---

------------------------------------------------------------------------------
7. INVESTMENT DEALER INFORMATION

   ---------------------------------------------------------------------------
   (Firm Name)

   -----------------------------------------    ------------------------------
   (Rep. Name)                                  (Rep No.)

   -----------------------------------------
   (Authorized Signature)

   ---------------------------------------------------------------------------
   (Branch Address)                                               (Branch No.)

   ------------------------------------   ----------------------  ------------
   (City)                                 (State)                 (Zip)
------------------------------------------------------------------------------

                               THE HOMESTATE GROUP

                       HOMESTATE PENNSYLVANIA GROWTH FUND

                              1857 William Penn Way
                                 P.O. Box 10666
                            Lancaster, PA 17605-0666

                               INVESTMENT ADVISER
                            GENERAL FUND INFORMATION

                             Emerald Advisers, Inc.
                                 P.O. Box 10666
                            Lancaster, PA 17605-0666

                                   DISTRIBUTOR
                              MARKETING INFORMATION

                        Rodney Square Distributors, Inc.
                               Rodney Square North
                              1100 N. Market Street
                            Wilmington, DE 19890-0001

                                  ADMINISTRATOR
                                ACCOUNTING AGENT
                                 TRANSFER AGENT

                      Rodney Square Management Corporation
                               Rodney Square North
                              1100 N. Market Street
                            Wilmington, DE 19890-0001

                                    CUSTODIAN

                           CoreStates Financial Corp.
                                  P.O. Box 7558
                           Philadelphia, PA 19101-7558

                                  LEGAL COUNSEL

                            Duane, Morris & Heckscher
                             305 North Front Street
                              Harrisburg, PA 17108

                             INDEPENDENT ACCOUNTANTS

                              Price Waterhouse LLP
                           30 South Seventeenth Street
                             Philadelphia, PA 19103

                               GRAPHIC DESCRIPTION
                               -------------------


                         Back Cover is a Marble Pattern
                         only. No type on Back Cover of
                         Prospectus.

THE HOMESTATE GROUP

HOMESTATE PENNSYLVANIA GROWTH FUND
1857 William Penn Way
P.O. Box 10666
Lancaster, PA 17605-0666

INVESTMENT ADVISER
GENERAL FUND INFORMATION                  -----------------------------
Emerald Advisers, Inc.                            STATEMENT OF
P.O. Box 10666                               ADDITIONAL INFORMATION
Lancaster, PA 17605-0666
                                               THE HOMESTATE GROUP
DISTRIBUTOR
Rodney Square Distributors, Inc.                  THE HOMESTATE
Rodney Square North                          PENNSYLVANIA GROWTH FUND
1100 North Market Street
Wilmington, DE 19890-0001

ADMINISTRATOR
TRANSFER AGENT AND                             DATED OCTOBER 1, 1996
ACCOUNTING AGENT                          -----------------------------
Rodney Square Management Corporation
Rodney Square North
1100 North Market Street
Wilmington, DE 19890-0001

CUSTODIAN
CoreStates Financial Corp.
P.O. Box 7558
Philadelphia, PA 19101-7558

LEGAL COUNSEL
Duane, Morris & Heckscher
305 North Front Street
Harrisburg, PA 17108

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
30 South Seventeenth Street
Philadelphia, PA 19103

                           PART B
             STATEMENT OF ADDITIONAL INFORMATION

                    DATED OCTOBER 1, 1996

                     THE HOMESTATE GROUP

This Statement of Additional Information contains information which may be useful to investors but which is not included in the Prospectus of The HomeState Group (the "Fund"). This Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus. This Statement is only authorized for distribution when accompanied or preceded by a copy of the Fund's Prospectus dated October 1, 1996. You may obtain a free copy of the Prospectus by writing the Fund, P.O. Box 10666, Lancaster, PA 17605, or by calling (717) 396-7864.


                      TABLE OF CONTENTS

Definitions ....................................................  2
Additional Information Concerning Investment Objectives
and Policies ...................................................  2
          Fundamental Investment Restrictions ..................  2
          Other Investment Policies ............................  4
Additional Fund Valuation Information ..........................  6
          Additional General Fund Information ..................  6
Additional Purchase and Redemption Information .................  8
          Reduced Sales Charge Plans ...........................  8
Additional Dividend, Distributions & Taxes Information ......... 10
          Dividend & Distributions ............................. 10
          Taxes ................................................ 12
Management of the Fund ......................................... 12
          Board of Trustees and Officers of the Fund  .......... 12
          Person Controlling the Fund .......................... 14
          Investment Adviser and Other Services Providers ...... 14
          The Distribution Plan ................................ 16
Additional Brokerage Allocation Information .................... 17
Measuring Performance .......................................... 17
Financial Statements ........................................... 19
Appendix A - Description of Ratings ............................ 35
Appendix B - Pennsylvania Based Companies ...................... 37


                         DEFINITIONS

The "Fund"     The HomeState Group Pennsylvania Growth Fund
"EAI" or       Emerald Advisers, Inc., the Fund's Investment Adviser
"Adviser"
"Distributor"  Rodney Square Distributors, Inc., the Fund's
Distributor
"CSFN"         CoreStates Financial Corp., the Fund's Custodian
"Rodney        Rodney Square Management Corporation, the Fund's
Square"        Administrator, Accounting Agent and Transfer Agent


ADDITIONAL INFORMATION CONCERNING INVESTMENT OBJECTIVES AND POLICIES

GENERAL
The HomeState Group is registered as a "series" fund, whereby each individual series of the Fund, in effect, represents a separate mutual fund with its own objectives and policies. Currently, there is one series operating: The HomeState Pennsylvania Growth Fund. The discussion of investment objectives and policies that follows relates only to this series of the Fund. In the likely event that further series' of the Fund are introduced, these new series would have their own separate objectives and policies and would be disclosed here as such. In the meantime, any discussion of the "Fund" in this Statement relates specifically to the HomeState Pennsylvania Growth Fund.

The Fund's objective is long-term growth through capital appreciation. The Fund seeks to achieve this goal mainly by investing in a diversified portfolio of companies that have their headquarters or principal operations in the Commonwealth of Pennsylvania, or companies based elsewhere but whose business in the Commonwealth of Pennsylvania contributes significantly to their overall performance. To pursue its objective, the Fund will invest at least 65% of the value of its total assets in common stocks, preferred stocks and securities convertible into common and preferred stocks issued by firms whose headquarters are located in Pennsylvania or companies based elsewhere but have significant operations in Pennsylvania (i.e. at least 50% of their revenues are derived from operating units headquartered in Pennsylvania).

FUNDAMENTAL INVESTMENT RESTRICTIONS
The following investment policies and restrictions may not be changed without the approval of a majority of the Fund's outstanding shares. For these purposes, a majority of shares of the Fund is defined as the vote, at a special meeting of the shareholders of the Fund duly called, of more than fifty percent (50%) of the Fund's outstanding voting securities. The Fund may not under any circumstances:

      (1) Purchase the securities of any issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of the Fund's total assets at the time of such purchase would be invested in the securities of the issuer;

      (2) Invest more than fifteen percent (15%) of its total assets in any one industry;

      (3) Invest in, write, or sell put or call options, straddles, spreads or combinations thereof;

      (4) Borrow money, except from a bank. Such borrowing shall be permitted for temporary or emergency purposes only (to facilitate the meeting of redemption requests), and not for investment purposes. Such borrowing cannot exceed fifteen percent (15%) of the Fund's current total assets, and will be repaid before any additional investments are purchased. The Fund will not purchase securities when borrowing exceeds 5% of total assets;

      (5) Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (4) above, and then only pledge securities not exceeding ten percent (10%) of the Fund's total assets (at current value);

      (6) Issue or sell senior securities;

      (7) Make short sales;

      (8) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities;

      (9) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

      (10) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate that are issued or backed by the United States Government, its agencies or instrumentalities;

      (11) Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than twenty-five percent (25%) of its total assets (taken at current value)

      (12) Purchase or sell commodities, commodity contracts or futures contracts;

      (13) Purchase or hold the securities of any issuer if the officers or directors of the Fund or its investment adviser (i) individually own more than one-half of one percent (0.5%) of the outstanding securities of the issuer, or
(ii) collectively own more than five percent (5%) of the outstanding securities;

      (14) Acquire more than ten percent (10%) of the voting securities of any issuer; or make investments for the purpose of gaining control of a company's management;

      (15)  Invest  in  the  securities of  other  investment  companies
(excepting no-load, open-end money market mutual funds, and excepting the case of acquiring such companies through merger, consolidation or acquisition of assets). The Fund will not invest more than ten percent (10%) of its total current assets in shares of other investment companies nor invest more than five percent (5%) of its total current assets in a single investment company. When investing in a money market mutual fund, the Fund will incur duplicate fees and expenses.

      The aforementioned investment limitations are considered at the time the investment securities are purchased.

OTHER INVESTMENT POLICIES

In addition to the fundamental investment restrictions listed above, the Fund has also adopted the following non-fundamental investment policies. These policies may be changed by the Fund's Board of Trustees without shareholder approval.

The Fund:

      (1) Will not invest in foreign currencies or foreign options;

      (2) Will not buy or sell oil, gas or other mineral leases, rights or royalty contracts;

      (3) Will not invest in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);

      (4) Will not issue long-term debt securities;

     (5) Will not invest more than five percent (5%) of its total assets (at current value) in securities of companies, including predecessor companies or controlling persons, having a record of less than three years of continuous operation;

     (6) Will not invest in warrants (A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period);

     (7) Will not invest more than ten percent (10%) of its total assets (at current value) in repurchase agreements;

(A repurchase agreement is a contract under which the Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (which represents the Fund's cost plus interest. The Fund will enter into such agreements only with commercial banks and registered broker-dealers. In these transactions, the securities issued by the Fund will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the United States Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.)

     (8) May invest its cash for temporary purposes in commercial paper, certificates of deposit, money market mutual funds, repurchase agreements (as set forth in Item 7 above) or other appropriate short-term investments;

(Commercial paper must be rated A-1 or A-2 by Standard & Poor's Corporation ("S & P") or Prime-1 or Prime-2 by Moody's Investor Services ("Moody's"), or issued by a company with an unsecured debt issue currently outstanding rated AA by S & P or Aa by Moody's, or higher. For more information on ratings, see "Appendix: Description of Ratings" in this Statement. Certificates of Deposit ("CD's") must be issued by banks or thrifts which have total assets of at least $1 billion. In the case of a bank or thrift with assets of less than $1 billion, the Fund will only purchase CD's from such institutions covered by FDIC insurance, and only to the dollar amount insured by the FDIC.)

      (9) May invest in securities convertible into common stock, but only when the Fund's investment adviser believes the expected total return of such a security exceeds the expected total return of common stocks eligible for investment; (In carrying out this policy, the Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer's common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Fund will purchase only those convertible securities which have underlying common stock with potential for long-term growth in EAI's opinion. The Fund will only invest in investment-grade convertible securities (Those rated in the top four categories by either Standard & Poor's Corporation ("S & P") or Moody's Investor Services, Inc. ("Moody's") - See "Appendix: Description of Ratings" in this statement).

      (10) Will maintain its portfolio turnover rate at a percentage consistent with its investment objective of long-term growth. The Fund will not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such trading is believed by EAI to be desirable and consistent with a sound investment policy. The Fund may dispose of securities whenever it deems advisable without regard to the length of time held. The Fund is not expected to exceed a portfolio turnover rate of 80% on an annual basis.

            ADDITIONAL FUND VALUATION INFORMATION

      The Fund determines its net asset value per share daily by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The Fund's net asset value per share is calculated as of the close of regular trading on the New York Stock Exchange (the "Exchange") every day the Exchange is open for trading. The Exchange usually closes at 4:00 p.m. Eastern Time on a normal business day. Presently, the Exchange is closed on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Temporary investments held by the Fund's portfolio having a remaining maturity of less than sixty days when purchased and securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less may be valued at cost, adjusted for amortization of premiums or accrual of discounts, if in the judgment of the Board of Trustees such methods of valuation are appropriate, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those temporary securities that had original maturities in excess of sixty days shall be determined by their market value as of the sixty-first day prior to maturity. All other securities and assets in the portfolios will be appraised in accordance with those procedures established in good faith in computing the fair market value of these assets by the Board of Trustees.

             ADDITIONAL GENERAL FUND INFORMATION

DESCRIPTION OF SHARE AND VOTING RIGHTS
      The Declaration of Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest without par value from separate classes ("Series") of shares. Currently the Trust is offering shares of one Series.

      The shares of the Trust are fully paid and nonassessable except as set forth under "Shareholder and Trustee Liability" and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Trust have no pre-emptive rights. The shares of the Trust have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the class, shall be voted in the aggregate and not by class except that shares shall be voted as a separate class with respect matters affecting that class or as otherwise required by applicable law.

      The Trust will continue without limitation of time, provided however that:

      1) Subject to the majority vote of the holders of shares of any Series of the Trust outstanding, the Trustees may sell or convert the assets of such Series to another investment company in exchange for shares of such investment company and distribute such shares ratably among the shareholders of such Series;

      2) Subject to the majority vote of shares of any Series of the Trust outstanding, the Trustees may sell and convert into money the assets of such Series and distribute such assets ratably among the shareholders of such Series; and

      3) Without the approval of the shareholders of any Series, unless otherwise required by law, the Trustees may combine the assets of any two or more Series into a single Series so long as such combination will not have a material adverse effect upon the shareholders of such Series.

      Upon completion of the distribution of the remaining proceeds or the remaining assets of any Series as provided in paragraphs 1), 2), and
3) above, the Trust shall terminate as to that Series and the Trustees shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties shall be canceled and discharged.

      SHAREHOLDER AND TRUSTEE LIABILITY. - Under Pennsylvania law, shareholders of such a Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Therefore, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Fund shares are sold at net asset value with a sales charge payable at the time of purchase. The Prospectus contains a general description of how investors may buy shares of the Fund, as well as a table of applicable sales charges for the Fund. This Statement contains additional information which may be of interest to investors.

      The Fund is currently making a continuous offering of its shares. The Fund receives the entire net asset value of shares sold. The Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. The public offering price is the net asset value plus the applicable sales charge, if any.

      For orders placed through the Fund's established broker-dealer network, the public offering price will be based on the net asset value determined on the day the order is placed, but only if (i) the dealer has received the order before the close of the Exchange, and (ii) the dealer transmits it to the Fund's Distributor prior to the close of the Exchange that same day (normally 4:00 p.m. Eastern time). The dealer is responsible for transmitting this order by 4:00 p.m. Eastern time, and if the dealer fails to do so, the customer's entitlement to that day's closing price must be settled between the customer and the dealer. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value determined as of the close of the Exchange on the next day it is open.

      If funds are sent directly to Rodney Square, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for purchase of shares of the Fund must be in United States dollars. If payment is made by check, the check must be drawn on a United States bank.

REDUCED SALES CHARGE PLANS
      Shares of series of the Fund may be purchased at a reduced sales charge to certain investors listed in the Fund's Prospectus and below.

     The underwriter's commission (paid to the Distributor) is the sales charge shown in the Prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Fund's broker-dealer network. The dealer concession is the same for all dealers, except that the Distributor retains the entire sales charge on any retail sales made by it. For the period ended June 30, 1995, Fund/Plan Broker Services, Inc., the Fund's previous distributor, received $263,145 in sales charges on sales of shares of the Fund, of which it retained $35,601 after reallowance of dealer concessions. Following are detailed discussions of some of the reduced sales charge plans listed in the Fund's Prospectus:

COMBINED PURCHASE PRIVILEGE - Certain investors may qualify for a reduced sales charge by combining purchases into a single "purchase" if the resulting "purchase" totals at least $50,000. The applicable sales charge for such a "purchase" is based on the combined purchases of the following: (i) an individual, or a "company," as defined in section 2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount); (ii) an individual, their spouse and their children under age twenty-one, purchasing for his, her or their own account; (iii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or
(iv) a single purchase for the employee benefit plans of a single employer. Rodney Square, the Fund's Transfer Agent, must be advised of the related accounts at the time the purchase is made.

RIGHT OF ACCUMULATION - An investor's purchase of additional shares may qualify for a cumulative quantity discount by combining a current purchase with certain other shares already owned ("Right of Accumulation"). The applicable shares charge is based on the total of:
(i) the investor's current purchase; (ii) the net asset value (valued at the close of business on the previous day of (a.) all shares of the series held by the investor, and (b.) all shares of any other series fund of the HomeState Group which may be introduced and held by the investor; and (iii) the net asset value of all shares described in section (ii) above owned by another shareholder eligible to combine their purchase with that of the investor into a single "purchase" (See "Combined Purchase Privilege" above).

      To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the Distributor with sufficient information to verify that the purchase qualifies for the privilege or discount.

LETTER OF INTENT - Investors may purchase shares at a reduced sales charge by means of a written Letter of Intent (a "Letter"), which expresses the investor's intention to invest a minimum of $50,000 within a period of 13 months in shares of the Fund.

      Each purchase of shares under a Letter will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter. At the investor's option, a Letter may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter; however, the 13-month period during which the Letter is in effect will then begin on the date of the earliest purchase to be included. Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the Combined Purchase Privilege (see above) may purchase shares under a single Letter. The Letter is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter is 20% of such stated amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed accounts will be involuntarily redeemed to pay the additional sales charge, if necessary.

      To the extent that an investor purchases more than the dollar amount indicated in the Letter and qualifies for a further reduction in the sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, the sales charge adjustment will be used to purchase additional shares of the Fund's series at the then-current offering price applicable to the actual amount of the aggregate purchases. No sales charge adjustment will be made until the investor's dealer returns any excess commissions previously received. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased. Investors making initial purchases who wish to enter into a Letter may complete the appropriate section of the Subscription Application Form. Current shareholders may call the Fund at (800) 232-0224 to receive the appropriate form.

REINSTATEMENT PRIVILEGE - An investor who has sold shares of the Fund may reinvest the proceeds of such sale in shares of the series within 120 days of the sale, and any such reinvestment will be made at the Fund's then-current net asset value, so that no sales charge will be levied. Investors should call the Fund for additional information.

      By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of the series, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the series, some or all of the loss may be disallowed as a deduction. Please contact your tax adviser for more information concerning tax treatment of such transactions.

   ADDITIONAL DIVIDEND, DISTRIBUTIONS & TAXES INFORMATION

DIVIDENDS AND DISTRIBUTIONS
Dividends, if any, will be declared and paid in January and July. Capital gains, if any, will be declared and paid in July and December. All such payments will be declared on the 15th of the month and paid on the 20th of the month. If any of these dates falls on a weekend, both the declaration and payment dates will be moved accordingly to the next business day.

      If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Fund reserves the right to invest the check in additional shares of the Fund at the then-current net asset value and to convert your account's election to automatic reinvestment of all distributions, until the Fund's Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to state government the value of the account as well as any dividends or distributions paid.

      After a dividend or capital gains distribution is paid, the Fund's share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAXES
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify, and, therefore to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

      (1) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans, and gains from the sale of stock and securities, or other income derived with respect to its business of investing in such stock or securities;

      (2) Derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stock or securities) held for less than three months;

      (3) Distribute with respect to each taxable year at least 90% of its taxable and tax-exempt income for such year; and

      (4) Diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, United States Government securities, securities of other investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the United States Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related types of businesses.

     If the Fund qualifies to be taxed as a regulated investment company it is accorded special tax treatment and will not be subject to federal income tax on income distributed to its shareholders in the form of dividends (including both capital gain and ordinary income dividends). If, however, the Fund does not qualify for such special tax treatment, the Fund will be subject to tax on its taxable income at corporate rates, and could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gain for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In calculating its income, the Fund must include dividends in income not when received, but on the date when the stock in question is acquired or becomes ex-dividend, whichever is later.

OTHER TAX INFORMATION

RETURN OF CAPITAL DISTRIBUTIONS - If the Fund makes a distribution to you in excess of its accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares.

CAPITAL GAINS - When you purchase shares of the Fund, the Fund's then-current net asset value may reflect undistributed capital gains or net unrealized appreciation of securities held by the Fund. If the Fund subsequently distributed such amounts to you, the distribution would be taxable, although it constituted a return of your investment. For federal income tax purposes, the Fund is permitted to carry forward net realized capital losses, if any, and realize net capital gains up to the amount of such losses without being required to pay taxes on or distribute such gains which, if distributed, might be taxable to you.

DIVIDENDS - The Code provides a 70% deduction for dividends received by corporate shareholders, with certain exceptions. It is expected that only part of the Fund's investment income will be derived from dividends qualifying as such and, therefore, not all dividends received will be subject to the deduction.

SHARES PURCHASED THROUGH RETIREMENT PLANS - Special tax rules and fiduciary responsibility requirements apply to investments made through retirement plans which satisfy the requirements of Section 401(a) of the Code. Shareholders of the Fund should consult with their tax adviser to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of such an investment on their particular tax situation.

                   MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS OF THE FUND
      The following individuals hold positions as Trustees and/or Officers of the Fund. Their position with the Fund is listed along with their business occupations for the previous five years:

NAME, POSITION AND OCCUPATION FOR PREVIOUS FIVE YEARS

SCOTT L. REHR*, 1857 William Penn Way, Lancaster, PA 17601, President and Trustee, age 33, has been Senior Vice President and Treasurer of Emerald Advisers, Inc. since 1991. He was Vice President of Weik Investment Services, Inc. from 1990 to 1991. He was Vice President of Penn Square Mutual Fund and The William Penn Interest Income Fund from 1989 to 1990 and Director of Investor Services, Penn Square Management Corp. from 1986 to 1989.

BRUCE E. BOWEN, 1536 Buttonbush Circle, Palm City, Fl 34990, Trustee, age 59, is currently a private investor. He retired as Vice Chairman and Secretary of Penn Square Mutual Fund, positions he held from 1968 to 1988 and Vice Chairman and Secretary of William Penn Interest Income
Fund positions he held from 1987 to 1988. He also served as Vice President and Secretary of Penn Square Management Corp. from 1964 to 1988. He also was a Director of Berk-Tek, Inc. from 1987 to 1991 and Director of Morgan Corporation, from 1989 to 1991.

KENNETH G. MERTZ II, C.F.A.*, 1857 William Penn Way, Lancaster, PA 17601, Trustee, Vice President and Chief Financial Officer, age 44, has been President and Chief Investment Officer of Emerald Advisers, Inc. since 1992. He was Chief Investment Officer for the Pennsylvania State Employes Retirement System from 1985 to 1992. He was a Member of the National Advisory Board, Northwest Center for Professional Education/Real Estate Investment for Pension Funds from 1991 to 1992 and a Member of the Advisory Board, APA/Fostin Pennsylvania Venture Capital Fund from 1987 to 1992.

DANIEL W. MOYER IV, 1857 William Penn Way, Lancaster, PA 17601, Vice President and Secretary, age 41, has been Vice President of Emerald Advisers, Inc. since 1992 as well as a Registered Representative for First Montauk Securities Corp. since 1992. He was the Branch Office Manager for Keogler Morgan & Co. and a Registered Representative and Director for Financial Management Group from 1988 to 1992.

SCOTT C. PENWELL, ESQ. ** 305 North Front Street, Harrisburg, PA 17108, Trustee, age 43, has been a partner at Duane, Morris & Heckscher since 1981. He has also been Chairman of the Securities Regulation Committee of the Corporation, Banking and Business Law Section of the Pennsylvania Bar Association since 1994.

DR. H. J. ZOFFER, Joseph M. Katz School of Business, 366 Mervis Hall, Pittsburgh, PA 15260, Trustee, age 66, has been Professor of Business Administration at Joseph M. Katz School of Business since 1966. He was Dean of Joseph M. Katz School of Business, University of Pittsburgh from 1966 to 1996. He is also a Director of Penwood Savings Association.

* Employee of Emerald Advisers, Inc. and "Interested Person" within the meaning of the Investment Company Act of 1940.
** Employee  of  the  Fund's Legal Counsel and therefore an  "Interested
   Person" within the meaning of the Investment  Company Act of 1940.

     The Trustees of the Fund who are not employed by the Adviser, the Distributor, or their affiliates (the "Disinterested Trustees") receive a $1,000 annual retainer, $250 for each Trustees meeting attended, and $100 for each Audit Committee meeting attended. For the year ended June 30, 1996, the Trustees received fees totaling $6,000 for their services. The Fund will also reimburse the Independent Trustees' travel expenses incurred attending Board meetings.

     The Officers of the Fund receive no compensation for their services as such.

      As of September 20, 1996, the Trustees and Officers of the Fund owned, as a group, less than one percent of the outstanding shares of the Fund.

      The Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and may indemnify its officers and employees against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of his/her duties, willful misconduct or gross negligence. The Fund, at its expense, may provide liability insurance for the benefit of its Trustees, officers and employees.

PERSON CONTROLLING THE FUND

      To the knowledge of the Fund, no person owned of record or beneficially 25% or more of the Fund's outstanding shares as of September 20, 1996.

      The Following persons owned of record 5% or more of the Fund's outstanding shares as of September 20, 1996:

NAME                         ADDRESS                         % OF OWNERSHIP
----                         -------                         --------------
Mac & Co.           P.O. Box 3198, Pittsburgh, PA 15230-3198     5.82%
Smith Barney Inc.   388 Greenwich St., NY, NY 10013              8.24%


INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER AND PRINCIPAL UNDERWRITER
Emerald Advisers, Inc., 1857 William Penn Way, Lancaster, PA 17601, and Rodney Square Distributors, Inc., Rodney Square North, 100 N. Market Street, Wilmington, DE 19890-0001, are the Fund's investment adviser and distributor, respectively. The Distributor is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares. The Distributor is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission, and a member of the National Association of Securities Dealers, Inc., (the "NASD"). The Distributor is an affiliate of Rodney Square, which also provides administrative, shareholder and accounting services to the Fund. Some officers of the Fund are employed by the Adviser and may also distribute shares of the Fund as registered representatives of the Distributor.

      Effective August 19, 1994, Emerald Advisers, Inc. the investment adviser of the Fund, became a wholly-owned subsidiary of Emerald Asset Management, Inc. ("EAM"), 1857 William Penn Way, Lancaster, PA 17601. The shareholders of EAM are: Joseph E. Besecker, James Brubaker, J. Jeffrey Fox, Kenneth G. Mertz II, Daniel W. Moyer IV, Scott L. Rehr,
Douglas S. Thomas, Paul W. Ware and Judy S. Ware. The following individuals have the following positions and offices with the Fund and EAI:

POSITION WITH:
NAME:               ADVISER                       FUND
-----               --------------                ----
Scott L. Rehr       Vice President, Director      Trustee,President
Treasurer


Kenneth M.          President, Director           Trustee, Vice
Mertz II, C.F.A                                   President, Chief
                                                  Investment Officer

Daniel W.           Vice President, Director      Vice President,
Moyer IV                                          Secretary

      In carrying out its responsibilities under the investment advisory contract with the Fund, EAI furnishes or pays for all facilities and services furnished or performed for, or on behalf of, the Fund. Such items may include, but are not limited to: office facilities, office support materials and equipment, records and personnel necessary to manage the Fund's daily affairs. In return for these services, the Fund has agreed to pay EAI an annualized fee, based on the average market value of the net assets of the Fund, computed each business day and paid to EAI monthly. The fee is paid as follows:

       Assets $0 to $250 Million....................... 0.75%
       Over $250 MM to $500 MM......................... 0.65%
       Over $500 MM to $750 MM......................... 0.55%
       Over $750 Million............................... 0.45%

      These fees are higher than most other registered mutual funds but comparable to fees paid by equity funds of a similar investment objective and size. For the fiscal years ended June 30, 1996, 1995 and 1994, EAI received management fees from the Fund, before voluntary reimbursement of expenses, totaling $246,310, $106,017 and $53,255, respectively.

      The Fund pays all of its expenses other than those expressly assumed by the Adviser. Specifically, the Fund pays the fees and expenses of its transfer agent, custodian, independent auditors and legal counsel. These fees are generally for the costs of necessary professional services, regulatory compliance, and those pertaining to maintaining the Fund's organizational standing. The resulting fees may include, but are not limited to: brokerage commissions, taxes and organizational fees, bonding and insurance, custody, auditing and accounting services, shareholder communications and shareholder servicing, and the cost of financial reports and prospectuses sent to Shareholders. The Adviser will reimburse its fee to the Fund to the extent such fee exceeds the most restrictive expense limitation in effect by a state regulatory agency where the Fund's shares are registered for purchase. The Adviser reserves the right to voluntarily waive any portion of its advisory fee at any time.

ADMINISTRATOR, ACCOUNTING AGENT AND TRANSFER AGENT

Rodney Square Management Corporation, Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, is the administrator, accounting agent and transfer agent for the Fund. As administrator, Rodney Square provides administrative and operational services and facilities. As transfer, dividend disbursing, and shareholder servicing agents for the Fund, Rodney Square is responsible for all such corresponding duties, including: maintenance of Fund shareholders records, transactions involving Fund shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions, and shareholder communication regarding these items.
Rodney Square also performs certain bookkeeping and accounting duties for the Fund. For the period from November 20, 1995 through June 30, 1996, Rodney Square Management Corporation received fees from the Fund totaling $106,524. For the period from July 1, 1995 through November 19, 1995, the fiscal year ended June 30, 1995, and the fiscal year ended June 30, 1994, Fund/Plan Services, Inc., the Fund's previous transfer and accounting agent, received fees from the Fund totaling $21,022, $80,253 and $70,372, respectively.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

CoreStates Financial Corporation, P.O. Box 7558, Philadelphia, PA 19101-7558, is the custodian of the securities and cash of the Fund. For the year ended June 30, 1996, CSFN received custodial fees from the Fund totaling $31,586. Price Waterhouse LLP, 30 South Seventeenth Street, Philadelphia, PA 19103, are the independent accountants which audit the annual financial statements of the Fund.

THE DISTRIBUTION PLAN

GENERAL INFORMATION. In order to compensate investment dealers (including for this purpose certain financial institutions) for services provided in connection with sales of shares of certain series of the Fund and maintenance of shareholder accounts within these series, the Distributor makes quarterly payments to qualifying dealers based on the average net asset value of shares of the Fund's specified series which are attributable to shareholders for whom the dealers are designated as the dealer of record. The Distributor makes such payments at the annual rate of 0.25% of the average net asset value, with "average net asset value" attributable to a shareholder account meaning the product of (i) the average daily share balance of the account multiplied by (ii) the series' average daily net asset value per share.

       For administrative reasons, the Distributor may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter. The Distributor may suspend or modify these payments at any time. Payments are subject to the continuation of the Series' Plan described below and the terms of service agreements between dealers and the Distributor.

THE HOMESTATE PENNSYLVANIA GROWTH FUND. The HomeState Group's Pennsylvania Growth Fund is currently the only series operating with a Distribution Plan (a "Plan"). The Fund has adopted a Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Fund to reimburse the Distributor for services provided and expenses incurred by it in promoting the sale of shares of the Series, reducing redemptions, or maintaining or improving services provided to shareholders by the Distributor or dealers. By promoting the sale of shares and/or reducing redemptions, the Plan should help provide a continuous cash flow, affording the Adviser the ability to purchase and redeem securities without forcing the Adviser to make unwanted redemptions of existing portfolio securities.

      The Plan provides for quarterly payments by the Fund to the Distributor at the annual rate of up to 0.35% of the Series' average net assets, subject to the authority of the Fund's Board of Trustees to reduce the amount of payments or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Board of Trustees of the Fund. At present, the Trustees have approved payments under the Plan for the purpose of reimbursing the Distributor for payments made by it to dealers under the service agreements referred to above as well as for certain additional expenses related to shareholder services and the distribution of shares, subject to the maximum annual rate of 0.35% of the Fund's average net assets. Continuance of the Plan is subject to annual approval by a vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the Plan or related arrangements (these Trustees are known as "Disinterested Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plan must be likewise approved by separate votes of the Trustees and the Disinterested Trustees of the Fund. The Plan may not be amended in order to increase materially the costs which the Fund bear for distribution pursuant to the Plan without also being approved by a majority of the outstanding voting securities of the Fund. The Plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of the Fund, or (ii) the Disinterested Trustees.

      For the period from November 20, 1995 through June 30, 1996, the Fund incurred expenses totaling $84,202 pursuant to the Plan. For the period from July 1, 1995 through November 19, 1995, the fiscal year ended June 30, 1995 and the fiscal year ended June 30, 1994, the Fund incurred $31,665, $35,339 and $17,751, respectively, in 12b-1 fees to Fund/Plan Broker Services, Inc., the Fund's previous distributor, pursuant to the Fund's Distribution Plan. Of the amounts incurred above for the fiscal years ended June 30, 1996, 1995 and 1994 $79,721, $26,584 and $15,215, respectively, was paid to qualifying dealers.

         ADDITIONAL BROKERAGE ALLOCATION INFORMATION

      EAI places orders for the purchase or sale of portfolio securities of the Fund. In choosing a particular broker to execute a given transaction, EAI uses the following criteria: (1) the past capabilities of that broker in executing such types of trades; (2) the quality and speed of executing trades; (3) competitive commission rates; and (4) all other factors being equal, useful research services provided by the brokerage firm. The research services provided to EAI are used to advise all of its clients, including the Fund, but not all such services furnished are used to advise the Fund. Research services can include written reports and interviews by analysts on a particular industry or company or on economic factors, and other such services which can enhance EAI's ability to gauge the potential investment worthiness of
companies   and/or  industries,  such  as  evaluation  of   investments,
recommendations as to the purchase or sale of investments, newspapers, magazines, quotation services and news services. If these services are not used exclusively by EAI for Fund research purposes, then EAI, based upon allocations of expected use, bears that portion of the service's cost that directly relates to non-Fund research use. The management fee paid by the Fund to EAI is not reduced because EAI receives these services even though EAI might otherwise be required to purchase some of these services for cash. EAI does not pay excess commissions to any
broker   for  research  services  provided  or  for  any  other  reason.
Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD") and subject to seeking the most favorable price and execution available and such other policies as the Board of Trustees may determine, EAI may consider sales of shares of front-end load series of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      For the fiscal year ended June 30, 1996, the Fund incurred brokerage commissions aggregating $127,600.

     PORTFOLIO TURNOVER RATE. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual purchases or sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by the Fund during the year. All securities, including options, whose maturity or expiration date at the time of aquisition was one year or less are to be excluded from both the numerator and the denominator. The portfolio turnover rate of the Fund for the fiscal years ended June 30, 1996 and 1995 was 66% and 51%, respectively.

                    MEASURING PERFORMANCE

      Average annual total return data ("Standardized Return") for the Fund may from time to time be presented in the Prospectus, this Statement and in advertisements. The Fund's "average annual total return" is an average annual compounded rate of return. It is the rate of return based on factors that include a hypothetical investment of $1,000 held for a number of years with an Ending Redeemable Value of that investment, according to the following formula:

    (ERV/P)1/n - 1    =    T

          where: P    =    hypothetical initial payment of $1,000

                 T    =    average annual total return

                 n    =    number of years

               ERV    =    ending redeemable value at end of the
                           period of a hypothetical $1,000 payment
                           made at the beginning of that period.


                 AVERAGE ANNUAL TOTAL RETURN

                                             SINCE INCEPTION
                                   1 YEAR    OCTOBER 1, 1992
                                   ENDED         THROUGH
                  SALES LOAD   JUNE 30, 1996  JUNE 30, 1996
                  ----------   -------------  -------------
                     5.00%         32.94%         22.51%

                     None          39.94%         24.20%


     Total return data ("Non-Standardized Return") may also be presented from time to time. The calculation of the Fund's "total return" uses some of the same factors as the calculation of the average annual total return, but does not average the rate of return on an annual basis. Total return measures the cumulative (rather than average) change in value of a hypothetical investment in the Fund over a stated period. Total return is stated as follows:

          P(1 + T)n = ERV

      Both methods of total return calculation assume: (i) deduction of the Fund's maximum sales charge, if applicable, and (ii) reinvestment of all Fund distributions at net asset value on the respective date. Average annual total return and total return calculation is a measurement of past performance, and is not indicative of future results. Share prices will fluctuate so that an investor's shares in the Fund may be worth more or less than their original purchase cost when redeemed.

      The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund ratings services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, of broad groups of comparable mutual funds or of unmanaged indices (such as the Standard & Poor's 500, Dow Jones Industrial Average, NASDAQ Composite, Wilshire 5000 or Wilshire 4500 indices), which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of, risk-adjusted performance. The Fund may also quote financial and business, publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                                   HOMESTATE
                                   ---------
   PENNSYLVANIA [GRAPHIC CAPITAL "E" IN AN OCTAGONAL-SHAPED LOGO] GROWTH FUND











                                ANNUAL REPORT
                              ------------------
                                JUNE 30, 1996

------------------------------------------------------------------------------
              THE HOMESTATE PENNSYLVANIA GROWTH FUND
              --------------------------------------


                         ABOUT THE FUND
					     --------------
The HomeState Pennsylvania Growth Fund seeks long-term growth of capital through investment primarily in the common stocks of companies with headquarters or significant operations in the Commonwealth of Pennsylvania.

  FUND MANAGEMENT HAS IDENTIFIED THREE KEY POINTS AS COMPONENTS OF ITS
                      INVESTMENT STRATEGY:

                PENNSYLVANIA AS A PRIMARY MARKET
				--------------------------------
The State is home to over 500 publicly traded companies, including 33 Fortune 500 companies. Pennsylvania's $244 billion economy is similar in size to that of many individual countries, including Mexico and South Korea. Its corporate profile is diverse, from traditional manufacturing companies to state-of-the-art biopharmaceutical firms, with growth and expansion in medical and health services, trade, education and financial institutions.

               UNCOVERING INVESTMENT OPPORTUNITIES
			   -----------------------------------
The Fund's investment adviser, Emerald Advisers, Inc., employs a full-time research staff to explore the local Pennsylvania companies that are often ignored by traditionally nationally oriented research firms. Emerald's mission is to keep a constant eye on the State's business community, actively updating a company's progress by talking to its management, employees, suppliers, customers and competitors.

                 AN EXPERIENCED MANAGEMENT TEAM
				 ------------------------------
Emerald Advisers, Inc.'s team of investment professionals bring to the Fund diverse background experience gained from the securities brokerage, trust and banking, institutional investment advisory and mutual fund industries.

The Fund's portfolio is managed by Kenneth G. Mertz II, CFA, who previously served as chief investment officer to the $12 billion Pennsylvania State Employees Retirement System.



   BY SEEKING OUT THE INVESTMENT OPPORTUNITIES FOUND HERE IN OUR HOME STATE, OUR EXPERIENCED INVESTMENT PROFESSIONALS WORK TO PROVIDE FUND
                  SHAREHOLDERS WITH WHAT WE CALL. . .


                     "THE HOMESTATE ADVANTAGE."


  THIS REPORT CONTAINS INFORMATION ABOUT THE FUND'S PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. AN INVESTMENT IN THE
FUND WILL FLUCTUATE IN VALUE SO THAT YOUR ACCOUNT, WHEN REDEEMED, MAY BE
        WORTH MORE OR LESS THAN YOUR ORIGINAL PURCHASE PRICE.

------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
THE FUND AT A GLANCE                                             JUNE 30, 1996
------------------------------------------------------------------------------

    HOMESTATE PENNSYLVANIA GROWTH FUND PERFORMANCE COMPARISON VS. S&P 500*
                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

                 Sep-92    Dec-92    Mar-93    Jun-93    Sep-93    Dec-93    Mar-94    Jun-94
                 ------    ------    ------    ------    ------    ------    ------    ------
HomeState
 Pennsylvania
  Growth Fund    9496.68  10322.89  10446.35  10427.35  11743.16  12291.17  12051.49  11859.74
S&P 500         10000.00  10504.86  10965.86  11018.08  11302.22  11564.84  11127.91  11173.42


                 Sep-94    Dec-94    Mar-95    Jun-95    Sep-95    Dec-95    Mar-96    Jun-96
                 ------    ------    ------    ------    ------    ------    ------    ------
HomeState
 Pennsylvania
  Growth Fund   12671.50  12525.18  13110.47  15295.55  17148.04  18083.12  18948.53  21415.00
S&P             11718.81  11716.16  12855.43  14080.65  15198.50  16112.16  16976.33  17735.98


TOP TEN HOLDINGS AS OF JUNE 30, 1996

ISSUE                        % OF FUND  ISSUE                         % OF FUND
-----                        ---------  -----                         ---------
1. Safeguard Scientifics, Inc. 3.67%    6. Genrad, Inc.                  1.82%
2. Technitrol, Inc.            2.18%    7. Charter Power Systems, Inc.   1.71%
3. Penn Treaty American Corp.  1.95%    8. Right Management Consultants  1.70%
4. Met-Pro Corp.               1.88%    9. Bel Fuse, Inc.                1.67%
5. Harsco Corp.                1.84%   10. Sungard Data Systems,Inc.     1.67%


                                                                              3
---------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
REPORT FROM MANAGEMENT
---------------------------------------------------------------------------

                                                              July 31, 1996

Dear Shareholder:

We are pleased to report the performance results for the HomeState Pennsylvania Growth Fund's fourth fiscal year. The total return without adjustments for sales charges for the twelve-month period ended June 30, 1996 was 39.94%, substantially better than market benchmarks such as the Standard & Poor's 500 Index return of 25.96% and the Wilshire 5000 Index (a composite of all issues traded on the New York, American and NASDAQ exchanges) return of 26.24%. The Fund's results were also substantially higher than the Russell 2000 ( a small company index), which was up 23.94% including reinvested dividends, and the Morningstar Growth Funds average, which was up 23.10%. Including the Fund's full 5.0% sales charge over the period, the Fund was up 32.94%.

Performance results for the Fund for periods ended June 30, 1996 are as follows:

                                    AVERAGE ANNUALIZED RETURNS
								   ----------------------------    CUMULATIVE
                                                          SINCE       TOTAL
												        INCEPTION	 RETURNS
FUND/INDEX                        ONE YEAR  THREE YEARS  10/1/92  SINCE 10/1/92
----------                        --------  -----------  -------  -------------
HomeState PA Growth (at N.A.V.)   + 39.94%    + 27.13%   + 24.20%   + 125.42%
HomeState PA Growth               + 32.94%    + 24.98%   + 22.51%   + 114.15%
   (at Maximum Offering Price)
Standard & Poor's 500 Index       + 25.96%    + 17.20%   + 16.50%   +  77.29%
Wilshire 5000 Index               + 36.47%    + 16.80%   + 16.90%   +  79.58%
Morningstar Growth Funds Ave.     + 30.74%    + 15.16%   + 15.81%   +  73.38%


The Standard & Poor's 500 and Wilshire 5000 indices are unmanaged stock market indices and their returns assume the reinvestment of all dividends. The Morningstar Growth Funds average is a composite average of 836, 489, and 403 growth-oriented funds over the one year, three year, and since inception (10/1/92) time periods, respectively. Please keep in mind that past performance is no guarantee of future results and investment return and principal value will fluctuate so that shares may be worth more or less than their original value. Some of the Fund's returns are higher due to the manager's maintenance of expenses.

These performance results helped your HomeState Fund receive national attention in the last few months. The Fund was cited by Lipper Analytical Services, Inc. as one of the Top 15 Growth Funds in the nation, ranking #13 of 619 funds measured for the one year period ended June 30, 1996 and #4 of 379 growth funds for the three-year period also ended June 30th. And finally, Morningstar, Inc. awarded the Fund their highest rating, a Five

4
---------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
REPORT FROM MANAGEMENT
---------------------------------------------------------------------------

Star (*****) rating for the three year period ended June 30th. Only 10% of the 1,848 equity funds measured received five stars. For the one year period ended June 30th, the Fund received a Three Star (***) rating out of 2,882 equity funds.*

As these results reflect, the stock market environment has been almost ideal for investors through the month of June. The lowering of interest rates since the Spring of 1995, a lack of inflationary pressures and accelerating earnings had resulted in considerably above-average returns. The market highs of April and May were accentuated by "momentum players" who weren't making long-term investment decisions but rather pushing stocks higher based on favorable technical charts. The market drop since these highs has been sharp and we finally have a correction greater than 10% as this letter is written. While this correction has been mainly concentrated in the NASDAQ exchange, all market participants have certainly felt the pain. It is natural that the leadership stocks of this market be subjected to profit-taking. The strength of this market has been centered in technology stocks as well as the small-cap issues and therefore the correction has been exacerbated by a lack of liquidity in many of these issues.

In our opinion, the stock market remains undervalued on a price-to-earnings basis, as it trades at less than 16 times trailing earnings as we end July. We also believe the market is also undervalued on a price-to-cash flow basis, assuming that both earnings and cashflow are still increasing. This, of course, is the current dilemma for all stock market participants. As has been the usual case with each earnings period for the last two years, the market displays signs of nervousness during the final week of the quarter and the first two weeks of the reporting period, as the early negative earnings reports saturate the marketplace. While this time period is never easy, this particular period has generated extra concerns due to the market heights and the lack of strength in the bond market.

Stock market "Bears" are pointing to many indicators for signs of weakness. Included is the lack of Dow Jones Industrial Index and Standard & Poor's 500 Index gains since mid-February, even given the record billions of new cash flowing into mutual funds (in fact, the inflows for the first six months of 1996 have exceeded the entire amount for 1995). Also cited are the churning at the market high in May, the commodity price increases in 1996, higher interest rates, extreme increases in employment numbers and housing starts. While we could negate each such argument in terms of expectations for the second half (we believe economic growth will slow from the first half), the real keys and therefore the real problems for market "Bulls" are wage inflation and earnings growth.

Our philosophy remains in place to invest in the best growth companies with pricing power and an ability to control their pricing points and therefore their own destiny. These companies are usually niche players and market-share leaders. We are also looking for stable growth companies: stability of earnings means less risk and more confidence in earnings estimates. In a time of such anxiety about the stock market, we are pleased that so many of these leading growth companies are found right here in our own backyard. Our in-depth, on-site research is a crucial part of our process of reducing potential risk.

                                                                          5
---------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
REPORT FROM MANAGEMENT
---------------------------------------------------------------------------

Finally, we are pleased to note that the Fund's total assets have risen by more than 160% for the fiscal year 1996, and Emerald Advisers, Inc., the Fund's investment adviser, now manages more than $150 million for individual and institutional investors. We welcome our many new shareholders to the HomeState family. As always, we thank you for your confidence and support, and welcome your comments or questions.

                                    Sincerely,

                                    /s/ Kenneth G. Mertz II

                                    Kenneth G. Mertz II
                                    Chief Investment Officer



*Morningstar   proprietary   ratings   reflect   historical   risk-adjusted
 performance as of 6/30/96. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-, five-, and ten- year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns.

6
-------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS                                     JUNE 30, 1996
-------------------------------------------------------------------------
                                                                 MARKET
                                                  SHARES         VALUE**
												  ------         -------
COMMON STOCK - 88.1%
COMMUNICATIONS & BROADCASTING - 3.9%
     American Telecasting, Inc.#*............     22,200    $     294,150
     Comcast Corp., Special (A Shares)*......     37,650          696,525
     EZ Communications, Inc. (A Shares)#*....     10,000          237,500
     Palmer Wireless, Inc. (A Shares)#*......      3,000           60,000
     People's Choice TV Corp.#*..............     17,000          310,250
     Tel-Save Holdings, Inc.*................     10,000          212,500
     Wireless Cable of Atlanta, Inc.#*.......     21,800          359,700
                                                            -------------
                                                                2,170,625
                                                            -------------
FINANCE, INSURANCE & REAL ESTATE - 12.1%
     INSURANCE CARRIERS - 5.1%
     American Travellers Corp.*..............     31,250          718,750
     Donegal Group, Inc......................     19,900          343,275
     Penn-America Group, Inc.................     30,000          498,750
     Penn Treaty American Corp.*.............     50,750        1,091,125
     Walshire Assurance Co...................     14,350          218,837
                                                            -------------
                                                                2,870,737
                                                            -------------
     LIFE INSURANCE - 0.3%
     Provident American Corp.*...............     17,700          183,637
                                                            -------------
     NATIONAL COMMERCIAL BANKS - 1.4%
     First Capitol Bank/York, PA*............      4,800          108,000
     Mellon Bank Corp........................     11,450          652,650
                                                            -------------
                                                                  760,650
                                                            -------------
     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 1.9%
     Parkvale Financial Corp.................      9,108          229,977
     Patriot Bank Corp.......................     21,500          274,125
     Prime Bancorp, Inc......................     10,255          190,358
     Sovereign Bancorp, Inc..................     16,537          165,370
     York Financial Corp.....................     11,650          195,139
                                                            -------------
                                                                1,054,969
                                                            -------------
     STATE & NATIONAL BANKS - 3.4%
     BT Financial Corp.......................      5,483          185,051
     Commerce Bancorp, Inc.#.................     14,825          348,387
     First Colonial Group, Inc...............     11,481          212,398
     Kish Bancorp............................        600           30,600
     Omega Financial Corp....................      6,000          198,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                          7

-------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS - CONTINUED                         JUNE 30, 1996
-------------------------------------------------------------------------
                                                                 MARKET
                                                  SHARES         VALUE**
												  ------         -------
     Sun Bancorp, Inc........................     12,090    $     361,189
     Susquehanna Bancshares, Inc.............     20,000          535,001
                                                            -------------
                                                                1,870,626
                                                            -------------
     TOTAL FINANCE, INSURANCE & REAL ESTATE............         6,740,619
                                                            -------------
MANUFACTURING - 44.3%
     CHEMICALS & ALLIED PRODUCTS - 1.9%
     MacDermid, Inc.#........................      7,400          518,000
     OM Group, Inc.#.........................     13,500          529,875
                                                            -------------
                                                                1,047,875
                                                            -------------
     COMMUNICATION EQUIPMENT - 0.3%
     C-COR Electronics, Inc.*................     10,900          196,200
                                                            -------------
     COMPUTER & OFFICE EQUIPMENT - 9.0%
     Black Box Corp.*........................     16,200          384,750
     HDS Network Systems, Inc.*..............     28,000          245,000
     Iomega Corp.#*..........................     25,000          725,000
     Nocopi Technologies, Inc.*..............     70,000           55,300
     SI Handling Systems, Inc................     33,850          346,963
     Safeguard Scientifics, Inc.*............     26,300        2,051,400
     SubMicron Systems, Inc.*................     69,800          610,750
     Tseng Laboratories, Inc.*...............     60,000          577,500
                                                            -------------
                                                                4,996,663
                                                            -------------
     ELECTRICAL MEASUREMENT & TEST INSTRUMENTS - 2.6%
     Cohu, Inc.#.............................     20,500          415,125
     Genrad, Inc.#*..........................     61,500        1,014,750
                                                            -------------
															    1,429,875
     FOOD & BEVERAGE - 1.4%
     Hershey Foods Corp......................     11,000          807,124
                                                            -------------
     IRON & STEEL - 0.6%
     Carpenter Technology Corp...............     11,100          355,200
                                                            -------------

     MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 13.4%
     Allen Organ Co. (B Shares)..............      9,300          363,863
     AMETEK, Inc.............................     26,500          576,375
     AMP, Inc................................      7,600          304,950
     Amphenol Corp. (A Shares)#*.............     15,500          356,500
     Bel Fuse, Inc.#*........................     55,360          934,200
     Berg Electronics Corp.#*................      8,000          190,000
     Cable Design Technologies*..............     20,700          677,925
     Charter Power Systems, Inc..............     27,500          955,625

8                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS - CONTINUED                         JUNE 30, 1996
-------------------------------------------------------------------------
                                                                 MARKET
                                                  SHARES         VALUE**
												  ------         -------
	 Emcee Broadcast Products, Inc.*.........     96,900    $     750,975
     Harsco Corp.............................     15,300        1,028,925
     JPM Company*............................     14,100          118,088
     Technitrol, Inc.........................     30,700        1,216,488
                                                            -------------
                                                                7,473,914
                                                            -------------
     MISCELLANEOUS INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
     York International Corp.................     11,000          569,250
                                                            -------------
     MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.7%
     Penn Engineering & Manufacturing Corp.
      (A Shares)                                  5,200           122,850
     Penn Engineering & Manufacturing Corp.*.     15,600          294,450
                                                            -------------
                                                                  417,300
                                                            -------------

     OPTICAL & OPHTHALMIC GOODS, PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.9%
     II-VI, Inc.*............................     31,000          499,875
                                                            -------------
     PETROLEUM REFINING - 0.4%
     Tesoro Petroleum Corp.#*................     21,500          247,250
                                                            -------------
     PHARMACEUTICAL PREPARATIONS - 3.1%
     Aronex Phamaceuticals, Inc.#*...........     40,000          210,000
     Centocor, Inc.*.........................     20,500          612,438
     IBAH, Inc.*.............................     56,500          452,000
     Integra Lifesciences Corp.#*............     11,000          107,250
     Magainin Pharmaceuticals, Inc.*.........     10,000          105,000
     Neose Technologies, Inc.*...............     11,500          235,750
                                                            -------------
                                                                1,722,438
                                                            -------------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 2.7%
     Arrow International, Inc................     10,000          270,000
     Healthdyne Technologies, Inc.#*.........     29,500          383,500
     Medical Technology and Innovations, Inc.*   145,000          435,000
     Respironics, Inc.*......................     22,000          407,000
                                                            -------------
                                                                1,495,500
                                                            -------------
     RUBBER & PLASTICS - 0.4%
     Tuscarora, Inc..........................     12,000          253,500
                                                            -------------
     SPECIAL INDUSTRIAL MACHINERY - 1.9%
     Met-Pro Corp............................     56,300        1,048,587
                                                            -------------
     TELECOMMUNICATIONS EQUIPMENT - 0.6%
     Tollgrade Communications, Inc.*.........     14,000          322,000
                                                            -------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                          9

-------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS - CONTINUED                         JUNE 30, 1996
-------------------------------------------------------------------------
                                                                 MARKET
                                                  SHARES         VALUE**
												  ------         -------
     TEXTILES & APPAREL - 0.9%
     Jones Apparel Group, Inc.*..............     10,000    $     491,250
                                                            -------------
     TRANSPORTATION - 0.8%
     Buckeye Partners, L.P...................     12,000          456,000
                                                            -------------
     TRANSPORTATION EQUIPMENT - 1.7%
     JLG Industries, Inc.....................     12,500          928,124
                                                            -------------
     TOTAL MANUFACTURING...............................        24,757,925
                                                            -------------
REAL ESTATE INVESTMENT TRUSTS - 1.1%
     Liberty Property Trust..................     29,700          590,288
                                                            -------------
SERVICES - 18.1%
     BUSINESS SERVICES - 3.0%
     CRW Financial, Inc.*....................     12,325          425,213
     Physician Support Systems, Inc.*........     13,000          294,125
     Right Management Consultants*...........     26,000          949,000
                                                            -------------
                                                                1,668,338
                                                            -------------
     COMPUTER SERVICES - 8.3%
     Ansoft Corp.*...........................     48,500          351,625
     Ansys, Inc.*............................      9,000          118,125
     Astea International, Inc.*..............     13,500          327,375
     Datastream Systems, Inc.#*..............     15,000          528,750
     DecisionOne Holdings Corp.*.............     25,900          615,125
     Fore Systems, Inc.*.....................      5,000          180,625
     Integrated Systems Consulting Group,
       Inc.*.................................      6,383          124,468
     Metatools, Inc.#*.......................     14,000          329,000
     Microleague Multimedia, Inc.*...........     15,000          101,250
     Physician Computer Network, Inc.#*......     22,000          254,375
     SCI Systems, Inc.#*.....................     15,000          609,375
     STB Systems, Inc.#*.....................     10,500          179,812
     Sungard Data Systems, Inc.*.............     23,200          930,900
                                                            -------------
                                                                4,650,805
                                                            -------------
     ENGINEERING SERVICES - 0.6%
     Astrotech International Corp.*..........     63,766          358,684
                                                            -------------
     FINANCE SERVICES - 0.5%
     DVI, Inc.*..............................     19,500          307,125
                                                            -------------

10                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS - CONTINUED                         JUNE 30, 1996
-------------------------------------------------------------------------
                                                                 MARKET
                                                  SHARES         VALUE**
												  ------         -------
     HOME HEALTHCARE SERVICES - 1.0%
     Amercian Homepatient, Inc.#*............      8,000    $     354,000
     Home Health Corp.*......................     13,700          185,806
                                                            -------------
                                                                  539,806
                                                            -------------
     MEDICAL & HEALTH SERVICES - 4.7%
     Apria Healthcare Group, Inc.#*..........      6,500          203,937
     Community Care of America, Inc.#*.......     24,000          288,000
     Corecare Systems, Inc.*.................     70,000          175,000
     Genesis Health Ventures, Inc.*..........     23,700          743,588
     Mariner Health Group, Inc.#*............      8,000          147,000
     PMR Corp.#*.............................      6,000           62,250
     Renal Treatment Centers, Inc.*..........     15,500          445,625
     SMT Health Services, Inc.*..............     64,300          546,550
                                                            -------------
                                                                2,611,950
                                                            -------------
     TOTAL SERVICES....................................        10,136,708
                                                            -------------
ELECTRIC, GAS & WATER UTILITIES - 1.0%
     Philadelphia Suburban Corp..............     22,000          544,500
                                                            -------------
WHOLESALE & RETAIL TRADE - 7.6%
     MISCELLANEOUS RETAIL STORES - 2.2%
     National Media Corp.*...................     48,000          846,000
     Rite Aid Corp...........................     12,000          357,000
                                                            -------------
                                                                1,203,000
                                                            -------------
     RETAIL APPAREL & ACCESSORY STORES - 1.8%
     Mothers Work, Inc.*.....................     14,000          357,000
     Piercing Pagoda, Inc.*..................     35,900          664,150
                                                            -------------
                                                                1,021,150
                                                            -------------
     WHOLESALE CHEMICALS & DRUGS - 1.4%
     AmeriSource Health Corp. (A Shares)*....     23,400          778,050
                                                            -------------
     WHOLESALE MISCELLANEOUS - 2.2%
     Alco Standard Corp......................     17,300          782,825
     APS Holding Corp.#*.....................      8,000          176,000
     VWR Scientific Products Corp.*..........     18,250          292,000
                                                            -------------
                                                                1,250,825
                                                            -------------
     TOTAL WHOLESALE & RETAIL TRADE ...................         4,253,025
                                                            -------------
     TOTAL COMMON STOCK (COST $38,182,007).............        49,193,690
                                                            -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                         11

-------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
SCHEDULE OF INVESTMENTS - CONTINUED                         JUNE 30, 1996
-------------------------------------------------------------------------
                                                                 MARKET
                                                  SHARES         VALUE**
												  ------         -------
MONEY MARKET MUTUAL FUNDS - 10.6%
     CoreFund Treasury Reserve Portfolio.....  2,000,000    $   2,000,000
     CoreFund Fiduciary Reserve Portfolio....  1,850,000        1,850,000
     SEI Liquid Asset Trust - Government
      Portfolio..............................  2,060,741        2,060,741
                                                            -------------

     TOTAL MONEY MARKET MUTUAL FUNDS (COST $5,910,741)..        5,910,741
                                                            -------------

TOTAL INVESTMENTS (COST $44,092,748) - 98.7%............       55,104,431
                                                            -------------

OTHER ASSETS AND LIABILITIES, NET - 1.3%................          723,622
                                                            -------------

NET ASSETS - 100.0%.....................................    $  55,828,053
                                                            -------------


**  See Note 2 to Financial Statements.
*   Non-income producing security.
# Non-Pennsylvania Company as defined in the Fund's current prospectus (the aggregate of value of such securities amounted to $10,373,936 as
	of June 30, 1996).



12                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              JUNE 30, 1996
------------------------------------------------------------------------------

ASSETS
Investments in securities at market
 value (cost $44,092,748)..................                       $55,104,431
Cash.......................................                           181,328
Receivables for:
 Dividends and interest....................                            34,866
 Investment securities sold................                            89,563
 Capital shares sold.......................                         2,091,672
                                                                  -----------
  Total Assets.............................                        57,501,860
                                                                  -----------
LIABILITIES
Payables for:
 Investment securities purchased...........                         1,511,380
 Capital shares repurchased................                            14,604
Accrued expenses...........................                           147,823
                                                                  -----------
  Total Liabilities........................                         1,673,807
                                                                  -----------

NET ASSETS.................................                       $55,828,053
                                                                  ===========
NET ASSETS CONSISTED OF:
Shares of beneficial interest, no par
 value, 50,000,000 authorized; 2,627,170
 issued and outstanding....................                       $41,223,258
Accumulated net realized gain on
 investments...............................                         3,593,112
Unrealized appreciation on investments.....                        11,011,683
                                                                  -----------

  Net Assets...............................                       $55,828,053
                                                                  ===========

NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE ($55,828,053/2,627,170 shares)......                            $21.25
                                                                       ======
Maximum offering price per share
 (100/95 of net asset value per share).....                            $22.37
                                                                       ======

See accompanying Notes to Financial Statements                              13

------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
STATEMENT OF OPERATIONS FOR THE FISCAL YEAR ENDED JUNE 30, 1996
------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends.................................                          $352,171
 Interest..................................                            64,499
                                                                  -----------
    Total Investment Income................                           416,670
                                                                  -----------


EXPENSES
 Advisory fees.............................                           246,310
 12b-1 fees................................                           115,867
 Administration fees.......................                            31,973
 Transfer agent fees.......................                            60,211
 Custodial fees............................                            31,586
 Accounting services fees..................                            35,362
 Professional fees.........................                            38,321
 Printing expenses.........................                             8,932
 Registration fees.........................                             7,612
 Trustees fees and expenses................                             6,070
 Miscellaneous expenses....................                            23,757
                                                                  -----------
    Total Expenses.........................                           606,001
                                                                  -----------


NET INVESTMENT LOSS........................                          (189,331)
                                                                  -----------

REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
 Net realized gain on investment
  transactions.............................                         3,898,165
 Change in unrealized appreciation
  on investments...........................                         7,151,550
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS...............................                        11,049,715
                                                                  -----------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.................                       $10,860,384
                                                                  ===========

14                              See accompanying Notes to Financial Statements

------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                              FOR THE FISCAL     FOR THE FISCAL
                                                YEAR ENDED         YEAR ENDED
                                              JUNE 30, 1996       JUNE 30,1995
                                              -------------       ------------
OPERATIONS
 Net investment loss.......................      $(189,331)         $ (14,949)
 Net realized gain on investment
  transactions.............................      3,898,165            442,297
 Change in unrealized appreciation
  on investments...........................      7,151,550          3,570,194
                                               -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..........................     10,860,384          3,997,542
                                               -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:+
 Net realized gain from investment
  transactions.............................       (747,908)          (174,096)
                                               -----------        -----------

NET INCREASE FROM CAPITAL
 SHARE TRANSACTIONS - Note 3...............     25,327,678          6,672,056
                                               -----------        -----------

TOTAL INCREASE IN NET ASSETS...............     35,440,154         10,495,502


NET ASSETS:
 Beginning of year.........................     20,387,899          9,892,397
                                               -----------        -----------

 End of year...............................    $55,828,053        $20,387,899
                                               ===========        ===========


+ Does not include $998,584 short-term capital gain ($0.37 per share) and $2,375,010 long-term capital gain ($0.88 per share) distributed July 22, 1996 to shareholders of record as of July 15, 1996.

See accompanying Notes to Financial Statements                              15

------------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                   PERIODS ENDED
                                    ------------------------------------------
                                     6/30/96    6/30/95    6/30/94   6/30/93+
                                     -------    -------    -------   --------

Net asset value at
 beginning of period...............   $15.68     $12.37     $10.98     $10.00
                                      ------     ------     ------     ------
Income from Investment Operations
---------------------------------
Net investment income (loss).......    (0.07)     (0.01)     (0.03)      0.03
Net realized and unrealized
 gains on investments..............     6.17       3.54       1.53       0.95
                                      ------     ------     ------     ------
  Total from investment operations.     6.10       3.53       1.50       0.98
                                      ------     ------     ------     ------
Less Distributions
------------------
Dividends from net investment
  income...........................     0.00       0.00      (0.03)      0.00
Distributions from net realized
  gains............................    (0.53)     (0.22)     (0.08)      0.00
                                      ------     ------     ------     ------
  Total distributions..............    (0.53)     (0.22)     (0.11)      0.00
                                      ------     ------     ------     ------

Net asset value at end of period...   $21.25     $15.68     $12.37     $10.98
                                      ======     ======     ======     ======

Total return**.....................   39.94%     28.96%     13.75%    13.07%*

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
  (000s omitted)...................  $55,828    $20,388     $9,892     $3,026
Ratio of expenses to average
 net assets before
 reimbursement by Adviser..........    1.85%      2.00%      2.67%     7.85%*
Ratio of expenses to average
 net assets after
 reimbursement by Adviser..........     na++      1.91%      2.23%     1.87%*
Ratio of net investment loss
 to average net assets before
 reimbursement by Adviser..........  (0.58)%    (0.20)%    (0.76)%   (5.24)%*
Ratio of net investment income
 (loss) to average net assets
 after reimbursement by Adviser....     na++    (0.10)%    (0.32)%     0.74%*
Average commission rate paid.......  $0.0961         -          -          -
Portfolio turnover rate............      66%        51%        51%        63%

+  From commencement of operations: October 1, 1992.
*  Annualized.
** Total return does not reflect 5.0% maximum sales charge.
++ Not applicable: no reimbursements were made by the Adviser.

16                              See accompanying Notes to Financial Statements

------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
NOTES TO FINANCIAL STATEMENTS                             JUNE 30, 1996
------------------------------------------------------------------------

NOTE 1 - DESCRIPTION OF FUND
  The HomeState Pennsylvania Growth Fund (the "Fund") is a portfolio series of The HomeState Group, a Pennsylvania common law trust operating as a diversified open-end management company registered under the Investment Company Act of 1940, as amended. The Fund was organized on August 26, 1992, and commenced operations on October 1, 1992. Operations up to October 1, 1992 were limited to issuance of 10,000 shares at $10.00 per share to the Fund's investment adviser. The investment objective of the Fund is long-term growth of capital through investments primarily in the common stock of companies with headquarters or significant operations in the Commonwealth of Pennsylvania. Under normal circumstances, the Fund will invest at least 65% of its total assets in such companies. Consequently, the Fund may be subject to risk from economic changes and political developments occurring within Pennsylvania.

NOTE 2 - SIGNIFICANT ACCOUNTING PRINCIPLES
  Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which were consistently followed by the Fund in the preparation of its financial statements:

  SECURITY VALUATION - Investment securities traded on a national securities exchange are valued at the last reported sales price at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked price and the closing bid price. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked price and the closing bid price is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

  INCOME  RECOGNITION  -  Interest income is  accrued  daily.   Dividend
  income is recorded on the ex-dividend date.

  SECURITIES TRANSACTIONS - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the identified cost method.

  DISTRIBUTIONS TO SHAREHOLDERS - The Fund records distributions to shareholders on the ex-dividend date. Net gains realized from securities transactions, if any, will normally be distributed to shareholders in July and December. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises. Accordingly, net investment loss of $189,331 for

                                                                      17
------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED                  JUNE 30, 1996
------------------------------------------------------------------------

  the  fiscal  year  ended  June 30, 1996 has been  charged  to  paid-in
  capital.   This  reclassification has no effect on net assets  or  net asset values per share.

  FEDERAL INCOME TAXES - The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - CAPITAL STOCK
  At June 30, 1996, there were 50,000,000 authorized shares of beneficial interest with no par value. As of June 30, 1996, the Fund had 2,627,170 shares issued and outstanding. Capital share transactions for the fiscal years ended June 30, 1996 and June 30, 1995 were:

                                FOR THE FISCAL YEAR    FOR THE FISCAL YEAR
                                ENDED JUNE 30, 1996    ENDED JUNE 30, 1995
                               ---------------------  ---------------------
                                SHARES      AMOUNT     SHARES      AMOUNT
                              ---------  -----------  --------   ----------
  Sales.....................  1,551,022  $29,459,053   670,899   $9,021,148
  Reinvested distributions..     41,712      681,175    13,102      161,946
  Redemptions...............   (265,566)  (4,812,550) (183,880)  (2,511,038)
                              ---------  -----------  --------   ----------
  Net increase..............  1,327,168  $25,327,678   500,121   $6,672,056
                              =========  ===========  ========   ==========

NOTE 4 - INVESTMENT TRANSACTIONS
  Purchases and sales of investment securities, other than short-term investments, aggregated $39,153,336 and $20,947,081, respectively, for the fiscal year ended June 30, 1996.

  At June 30, 1996, net unrealized appreciation for reporting and Federal income tax purposes aggregated $11,011,683, of which $12,107,658 related to appreciated securities and $1,095,975 related to depreciated securities.

NOTE 5 - EXPENSES AND TRANSACTIONS WITH AFFILIATED PARTIES
  Emerald Advisers, Inc. serves as the investment adviser(the "Adviser") to the Fund for which it receives investment advisory fees from the Fund. The fee is based on average net assets at the annual rate of

18
------------------------------------------------------------------------
THE HOMESTATE PENNSYLVANIA GROWTH FUND
--------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED                  JUNE 30, 1996
------------------------------------------------------------------------

  0.75% on assets up to and including $250 million, 0.65% for assets in excess of $250 million and up to and including $500 million, 0.55% for assets in excess of $500 million and up to and including $750 million, and 0.45% for assets in excess of $750 million. For the fiscal year ended June 30, 1996, the Fund had incurred investment advisory fees of $246,310. Under the terms of the investment advisory agreement which expires on December 31, 1996, Emerald Advisers, Inc. will reimburse the Fund if the Fund's total expenses exceed the most restrictive expense limitation in effect by a,state regulatory agency where the Fund's shares are registered for purchase. The Adviser may also voluntarily reimburse the Fund for certain expenses. For the fiscal year ended June 30, 1996, the Adviser made no voluntary expense reimbursements. At June 30, 1996, Emerald Advisers, Inc. owned 100 shares of the Fund.

  Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of Wilmington Trust Company, is the sole distributor of Fund shares pursuant to a Distribution Agreement with the Fund dated as of November 20, 1995. The Fund has adopted a distribution services plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Fund to reimburse RSD for a portion of the costs incurred in distributing the Fund's shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.35% of the Fund's average daily net assets. During the period from November 20, 1995, through June 30, 1996, the Fund incurred expenses totaling $84,202 pursuant to the Plan. Prior to November 20, 1995, Fund/Plan Broker Services, Inc. served as the principal underwriter and distributor of Fund shares. During the period from July 1, 1995, through November 19, 1995, the Fund incurred expenses totaling $31,665 pursuant to the Plan.

  Pursuant to separate Administration, Accounting Services and Transfer Agency Agreements with the Fund, each dated November 20, 1995, Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company, serves as administrator, accounting and transfer agent. During the period from November 20, 1995 through June 30, 1996, the Fund paid RSMC administration fees totaling $31,973, accounting services fees totaling $24,592 and transfer agent fees totaling $49,959.

  Prior to November 20, 1995, Fund/Plan Services, Inc. served as the transfer and dividend disbursing agent and provided accounting and pricing services for the Fund. During the period from July 1, 1995 through November 19, 1995, the Fund paid Fund/Plan Services, Inc. transfer agency fees totaling $10,252, and accounting and pricing services fees totaling $10,770.

  The Fund's Declaration of Trust provides that each Trustee affiliated with the Fund's Adviser shall serve without compensation and each Trustee who is not so affiliated shall receive fees from the income of the Fund, and expense reimbursements for each Trustees meeting attended. An unaffiliated Trustee's annual fee shall not exceed $1,000. A member of the Fund's Board of Trustees who is not affiliated with the Adviser is employed as a practicing attorney and is a partner in the law firm of Duane, Morris &Heckscher, the Fund's legal counsel. Legal fees aggregating $21,308 during the fiscal year ended June 30, 1996 were paid to Duane, Morris & Heckscher.

                     (THIS PAGE LEFT INTENTIONALLY BLANK)

------------------------------------------------------------------------------
                    THE HOMESTATE PENNSYLVANIA GROWTH FUND
                    --------------------------------------

           INVESTMENT ADVISER                      BOARD OF TRUSTEES:
           ------------------                      ------------------
         EMERALD ADVISERS, INC.                      BRUCE E. BOWEN
             LANCASTER, PA                      KENNETH G. MERTZ II, CFA
                                                 SCOTT C. PENWELL, Esq.
              DISTRIBUTOR                            SCOTT L. REHR
              -----------                           H.J. ZOFFER, PHD
    RODNEY SQUARE DISTRIBUTORS, INC.
             WILMINGTON, DE                         FUND MANAGEMENT
                                                    ---------------
           ADMINISTRATOR AND                     EMERALD ADVISERS, INC.
             TRANSFER AGENT                      1857 WILLIAM PENN WAY
            ----------------                         P.O. BOX 10666
  RODNEY SQUARE MANAGEMENT CORPORATION            LANCASTER, PA 17605
             WILMINGTON, DE
                                                  SHAREHOLDER SERVICES
               CUSTODIAN                          --------------------
               ---------                  RODNEY SQUARE MANAGEMENT CORPORATION
       CORESTATES FINANCIAL CORP.                    P.O. BOX 8987
            PHILADELPHIA, PA                   WILMINGTON, DE 19899-9752

        INDEPENDENT ACCOUNTANTS                    TELEPHONE NUMBERS
        -----------------------                    -----------------
          PRICE WATERHOUSE LLP             THE FUND           (800) 232-0224
            PHILADELPHIA, PA                 THE FUND (VIA
                                             THE INTERNET)    HSFUND@WOW.COM
             LEGAL COUNSEL                 MARKETING / BROKER
             -------------                   SERVICES         (800) 232-OK-PA
       DUANE, MORRIS & HECKSCHER           SHAREHOLDER
             HARRISBURG, PA                  SERVICES         (800) 892-1351

                                                 DAILY NEWSPAPER QUOTES
                                                 ----------------------
                                                       "HomeStPA"
                                                     SYMBOL: HSPGX


   THIS REPORT IS FOR THE GENERAL INFORMATION OF FUND SHAREHOLDERS. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE CONSULT A COPY OF THE FUND'S
    CURRENT PROSPECTUS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY A COPY OF
                            THE CURRENT PROSPECTUS.

------------------------------------------------------------------------------

						 APPENDIX A:
                   DESCRIPTION OF RATINGS

Following are descriptions of investment securities ratings from Moody's Investor Services ("Moody's") and Standard & Poor's Corporation ("S & P"). See pages 4 and 5 of this Statement for how these ratings relate to investments in the Fund's portfolio.

I. COMMERCIAL PAPER RATINGS:

     A. Moody's: Issuers rated PRIME-1 have a superior capacity, issuers rated PRIME-2 have a strong capacity, and issuers rated PRIME-3 have an acceptable capacity for the repayment of short-term promissory obligations.

      B. S & P: Issues rated A are the highest quality obligations. Issues in this category are regarded as having the greatest capacity for timely payment. For issues designated A-1 the degree of safety regarding timely payment is very strong. For issues designated A-2 the capacity for timely payment is also strong, but not as high as for A-1 issues. Issues designated A-3 have a satisfactory capacity for timely payment.

II. CORPORATE BOND RATINGS:

     A. Moody's:
      Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there maybe other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

These categories are considered to be of "Investment Grade" by Moody's. Moody's applies numerical modifiers "1," "2," and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     B. S & P:
     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal & interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

S & P classifies corporate bonds of these ratings to be of "Investment Grade." Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

III. PREFERRED STOCK RATINGS:

      Both Moody's and S & P use the same designations for corporate bonds as they do for preferred stock except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality descriptions are comparable to those described above for corporate bonds.

Ratings by Moody's and S & P represent their respective opinions as to the investment quality of the rated obligations. These ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due, but rather serve as a general guide in comparing prospective investments.

                         APPENDIX B
               PENNSYLVANIA-BASED CORPORATIONS

In order to present a prospective investor in the Fund with a general idea of the size and composition of the universe of Pennsylvania-based publicly-traded companies, this Appendix provides a listing of such companies identified by the Adviser as: 1. Being available for purchase by the general public, either as listed on major exchanges (New York Stock Exchange, American Stock Exchange, or NASDAQ Stock Market), or available over the counter; 2. Having their principal headquarters located in Pennsylvania. This listing does not purport to be complete and is based on information derived from publicly available documents.

The listing is a general guide of Pennsylvania-based companies and is not meant to serve as a listing of companies whose stocks are currently held or may be held in the future by the Fund. See "Investment Objectives and Policies" in the Prospectus and "Additional Information Concerning Investment Objectives and Policies" in this Statement for an explanation how portfolio investments are chosen, and certain limitations on what investments the Fund can purchase.

Appendix B information is presented as follows:

      COMPANY NAME                                            SYMBOL

 1    202 Data Systems                                         TOOT
 2    Acap Corp.                                               ACAP
 3    ACNB Corp.                                               ACNB
 4    Acrodyne                                                 ACRO
 5    Action Industries                                        ACX
 6    ADAGE                                                    ADGE
 7    Adelphia Communication                                   ADLA.C
 8    Adience                                                  NONE
 9    Advanta                                                  ADVN.A
 10   AEL Industries                                           AELN.A
 11   Aero Services International                              AERO
 12   Air Products                                             APD
 13   Airgas                                                   ARG
 14   Alco Standard                                            ASN
 15   Alcoa                                                    AA
 16   Allegheny Ludlum                                         ALS
 17   Allegheny Valley Bancorp.                                NONE
 18   Allen Organ                                              AORG.B
 19   Aloette Cosmetics                                        ALET
 20   AM Communications                                        AMCI
 21   Amalgamated Automotive                                   AAI
 22   Ambassador Bank of the Commonwealth                      NONE
 23   American Eagle Outfitters                                AEOS
 24   American Travellers                                      ATVC
 25   AmeriSource                                              ASHC
 26   Ametek                                                   AME
 27   AMP Incorporated                                         AMP
 28   Ampco-Pittsburgh                                         AP
 29   Amsco International                                      ASZ
 30   Apogee Inc.                                              APGG
 31   Apollo Bancorp, Inc.                                     NONE
 32   Arco Chemical                                            RCM
 33   Armco                                                    AS
 34   Armstrong County Trust Company                           NONE
 35   Armstrong World                                          ACK
 36   Arnold Industries                                        AIND
 37   Arrow International                                      ARRO
 38   Associated Communication                                 ACCM.A
 39   Astea International, Inc.                                ATEA
 40   Astrotech International                                  AIX
 41   Atlantic Central Bankers Bank                            NONE
 42   Autoclave Engineers                                      ACLV
 43   Aydin Corp.                                              AYD
 44   Baker, Michael Corp.                                     BKR
 45   Bank of Landisburg                                       NONE
 46   Bankers' Financial Services Corporation                  BKSV*
 47   Bankvest Inc.                                            NONE
 48   BCB Financial Services Corp.                             NONE
 49   Bell Atlantic                                            BEL
 50   Berger Holdings Ltd.                                     BGRH
 51   Bethlehem Corp.                                          BET
 52   Bethlehem Steel                                          BS
 53   Betz Labs                                                BTL
 54   BHC Financial                                            BHCF
 55   Biocontrol Tech                                          BICO
 56   Black Box Corp.                                          BBOX
 57   Blair                                                    BL
 58   Blue Ridge Real Estate Co.                               BLRGZ
 59   Bon Ton                                                  BONT
 60   Bowline Corp.                                            BOLN*
 61   Brandywine Realty Trust                                  BDN
 62   Bridgeville Savings                                      BRFC
 63   Bryn Mawr Bank Corp.                                     BMTC
 64   BT Financial                                             BTFC
 65   Buck Hill Falls Co.                                      NONE
 66   Buckeye Partners, L.P.                                   BPL
 67   Buffalo Valley Telephone                                 BUFF*
 68   Burnham                                                  BURCA*
 69   C Cor Electronics                                        CCBL
 70   C-Tec                                                    CTEX
 71   Cable Design Technologies                                CDTC
 72   Cabot Medical                                            CBOT
 73   Calgon Carbon                                            CCC
 74   Canondale Corp.                                          BIKE
 75   Carbide/Graphite Group                                   CGGI
 76   Cardinal Bancorp Inc. PA                                 NONE
 77   Carpenter Technology                                     CRS
 78   Castle Energy Corp.                                      CECX
 79   CCFNB Bancorp Inc.                                       NONE
 80   CDI Corp.                                                CDI
 81   Ceco Filters Inc.                                        CEC
 82   Cedar Group Inc.                                         CGMV
 83   Centercore                                               CCOR
 84   Centocor                                                 CNTO
 85   Central Sprinkler                                        CNSP
 86   Century Financial Corp.                                  CYFN*
 87   Cephalon                                                 CEPH
 88   CGS Scientific Corp.                                     CGSC
 89   Chambers Development                                     CDV/A
 90   Charming Shoppes                                         CHRS
 91   Charter Power System 1                                   CHP
 92   Chemcial Leaman                                          CLEA
 93   Chester Valley Bancorp                                   CVAL
 94   Cigna                                                    CI
 95   Citizen and Northern Corp.                               CZNC
 96   Citizens Bankcorp.                                       NONE
 97   Citizens Bank and Trust Company                          CZNP*
 98   Citizens Financial Services Inc.                         NONE
 99   Citizens, Inc.                                           NONE
 100  Citizens National Bank of Ashland                        CIZP*
 101  Citizens National Bank of Meyersdale                     CZNS*
 102  Clearfield Bank & Trust Comapny                          CLFD*
 103  CMAC Investment Corp.                                    CMT
 104  CNB Financial Corp.                                      CNBB
 105  Codorus Valley Bancorp Inc.                              CVLY*
 106  Columbia Financial Corporation                           CLBF*
 107  Comcast                                                  CMCSK
 108  Comm Bancorp                                             NONE
 109  Commerce Bank/Harrisburg                                 COBH
 110  Commercial National Financial Corp.                      CNAF*
 111  Commonwealth Federal Savings Bank                        CMSB
 112  Communciations Group                                     CMGI
 113  Community Bankers Corp.                                  NONE
 114  Community Banks                                          CBKI
 115  Community Bank, National Association                     CMYN*
 116  Community Independent Bank                               CMYI*
 117  Community Ntl. Bank of Northwestern PA                   NONE
 118  Computer Research Inc.                                   CORE
 119  Concord Health                                           CHGR
 120  Conestoga Enterprises Inc.                               NONE
 121  Conrail                                                  CRR
 122  Consolidated Natural Gas                                 CNG
 123  Constitution Bancorp, Inc.                               NONE
 124  Consumers Financial Corp.                                CFIN
 125  CoreStates                                               CFL
 126  Craftmatic Contour Industries Inc.                       CRCC
 127  Crown American Realty Trust                              CWN
 128  Crown Cork & Seal                                        CCK
 129  CSS Industries                                           CSS
 130  Dauphin Deposit                                          DAPN
 131  Deb Shops                                                DEBS
 132  Dentsply                                                 XRAY
 133  Derma Sciences                                           DSCI
 134  Digimetrics Inc.                                         DIGMC
 135  Digital Descriptor Systems                               DDSI
 136  DiMark                                                   DMK
 137  Dimeco                                                   NONE
 138  DNB Financial Corp.                                      NONE
 139  Donegal Group                                            DGIC
 140  DQE                                                      DQE
 141  Dravo                                                    DRV
 142  Drovers Bancshares Corp.                                 DROV*
 143  Eagle National Bank                                      NONE
 144  East Penn Bank                                           NONE
 145  East Prospect State Bank                                 NONE
 146  Eastern Environmental                                    EESI
 147  ECC International                                        ECC
 148  Ecogen                                                   EECN
 149  Elderton State Bank                                      NONE
 150  Electro Kinetic Systems                                  EKSIA
 151  Emcee Broadcast Products                                 ECIN
 152  Elverson National Bank                                   ELVN*
 153  Emclaire Financial Corp.                                 NONE
 154  Emons Transportation Group                               EMHO
 155  Environmental Tectonics                                  ETC
 156  Ephrata National Bank                                    EPNB*
 157  Equitable Resources                                      EQT
 158  Erie Family Life Insurance                               ERIF*
 159  ExecuFirst                                               FXBC
 160  Exide                                                    EX
 161  Extended Product Life                                    EXED
 162  Farmers National Bank of Kittanning                      NONE
 163  Farmers National Bank of Newville                        NONE
 164  Farmers & Merchants Bank                                 FMMB*
 165  FedOne Savings Bank, F.A.                                NONE
 166  Fidelity Bancorp                                         FSBI
 167  Fidelity Deposit and Discount Bank                       FDDB*
 168  Financial Trust                                          FITC
 169  First Bank of Philadelphia                               FBKP
 170  First Bell Bancorp Inc.                                  FBBC
 171  First Capitol                                            FCYP*
 172  First Colonial Group Inc.                                FTCG
 173  First Commercial Bank of Philadelphia                    NONE
 174  First Commonwealth Financial                             FCF
 175  First Harrisburg Bancorp                                 FFHP
 176  First Jermyn                                             FJMY*
 177  First Keystone Corp.                                     FKYS*
 178  First Leesport Bancorp, Inc.                             FLPB*
 179  First Lehigh Corporation                                 FLHI*
 180  First National Bancorp.                                  NONE
 181  First National Bank of Gallitzin                         FIGA*
 182  First National Bank of Canton                            FINC*
 183  First National Bank of Fredicksburg                      NONE
 184  First National Bank of Lilly                             NONE
 185  First National Bank of Liverpool                         NONE
 186  First National Bank of Marysville                        FNBM*
 187  First National Bank of Newport                           FNBT*
 188  First National Bank of Port Allegheny                    FIPG*
 189  First National Bank of Reynoldsville                     NONE
 190  First National Bank of Slippery Rock                     FNSL*
 191  First National Bank of Spangler                          FNBG*
 192  First National Bank of Spring Mills                      NONE
 193  First National Community Bank                            NONE
 194  First Philson Financial Corp.                            FPHN*
 195  First Shenango Bancorp, Inc.                             SHEN
 196  First Star Savings Bank                                  FSRS
 197  First Sterling Bancorp.                                  NONE
 198  First United National Bank                               NONE
 199  First West Chester Corp.                                 FWCC
 200  First Western                                            FWBI
 201  FJF Financial Mutual Holding Company                     NONE
 202  Fleetwood Bank Corporation                               NONE
 203  FNB Bancorp, Inc.                                        NONE
 204  FNB Financial Corporation                                FBAN
 205  FNBM Financial Corporation                               NONE
 206  FNH Corporation                                          NONE
 207  Foamex International                                     FMXI
 208  Fore Systems                                             FORE
 209  Foster, L.B.                                             FSTRA
 210  Founders Bank                                            NONE
 211  FPA Bank                                                 FPO
 212  Franklin First Financial Services                        FRAF
 213  Freda Corp.                                              FRDA
 214  Fulton Bancshares                                        NONE
 215  Fulton Financial                                         FULT
 216  General Devices                                          GDIC
 217  General Nutrition Corp.                                  GNCI
 218  Genesis Health Ventures                                  GHV
 219  Geriatric & Medical                                      GEMC
 220  Giant Cement                                             GCHI
 221  Gilbert Associates                                       GILB.A
 222  Glatfelter, P.H.                                         GLT
 223  Glen Rock State Bank                                     GLRO*
 224  Global Environmental Corp.                               GLEN
 225  Global Spill Management                                  GSMI
 226  GMIS                                                     GMIS
 227  Gracecare Health Systems Inc.                            GCHS*
 228  Grant Street National Bank                               GSNB
 229  Greater Pottsville Federal S&LA                          NONE
 230  Guaranty Bancshares                                      GBNC
 231  Halifax National Bank                                    NONE
 232  Hamlin Bank and Trust Company                            NONE
 233  Hanover Bancorp.                                         HOVB*
 234  Hanover Foods Corp.                                      NONE
 235  Harleysville Group                                       HGIC
 236  Harleysville Nat'l Corp.                                 HNBC
 237  Harleysville Savings                                     HARL
 238  Harris Savings Bank                                      HARS
 239  Harsco Corporation                                       HSC
 240  Healthcare Services Group                                HCSG
 241  Health Rite                                              HLRT
 242  Heinz                                                    HNZ
 243  Herley Industries                                        HRLY
 244  Herndon National Bank                                    NONE
 245  Hershey Foods                                            HSY
 246  Hoblitzell National Bank of Hyndman                      NONE
 247  Honat Bancorp                                            HONT*
 248  Hope Technologies                                        HOPK*
 249  Horsehead Resources Development                          HHRD
 250  Hunt Manufacturing                                       HUN
 251  IBAH, Inc.                                               IBAH
 252  IBT Bancorp, Inc.                                        IBTB
 253  ICC Technology                                           ICGN
 254  II VI                                                    IIVI
 255  Independent American Financial Corp.                     NONE
 256  Industrial Scientific                                    ISCX
 257  Inertial Motors Corp.                                    IMTS*
 258  Information Systems Acquisitions Corp.                   ISAC
 259  Innovative Tech Systems                                  ITSY
 260  Integra Financial                                        ITG
 261  Integrated Circuit Systems                               ICST
 262  Intelligent Electronics                                  INEL
 263  InterDigital Communications                              IDC
 264  International Canine Genetics                            ICGI
 265  Irex Corp.                                               IREX
 266  Iron & Glass Bancorp, Inc.                               IRGB*
 267  J & L Specialty Steels                                   JL
 268  Jetronic Industries                                      JET
 269  JLG Industries                                           JLGI
 270  Johnstown America                                        JAII
 271  Jones Apparel Group                                      JNY
 272  Jonestown Bank & Trust Company                           NONE
 273  JTNB Bancorp                                             NONE
 274  Judicate Inc.                                            JUDG
 275  Juniata Valley Financial Corp.                           JUVF*
 276  Kennametal Inc.                                          KMT
 277  Keystone Financial Inc.                                  KSTN
 278  Keystone Heritage Group Inc.                             KHGI
 279  Kish Bancorp, Inc.                                       KISB*
 280  Kleinerts                                                KLRT
 281  Kranzco Realty Trust                                     KRT
 282  Kulicke Soffa                                            KLIC
 283  Lake Ariel Bancorp, Inc.                                 LABN*
 284  Lannett Co. Inc.                                         LANN*
 285  Laurel Capital Group                                     LARL
 286  Laurentian Capital                                       LQ
 287  Lewistown Trust Company                                  LEWI*
 288  Liberty Property Trust                                   LRY
 289  Liberty Technology                                       LIBT
 290  Lock Haven Savings Bank                                  NONE
 291  Lukens                                                   LUC
 292  Luzerne National Bank Corporation                        NONE
 293  Madison Bancshares Group LTD                             NONE
 294  Magainin Pharmaceuticals                                 MAGN
 295  Mainline Bancorp.                                        NONE
 296  Manor National Bank                                      MANR*
 297  Mark Centers Trust                                       MCT
 298  Marlton Technology                                       MTY
 299  Mars National Bank                                       MNBP*
 300  Masland                                                  MSLD
 301  Matthews International Corporation                       MATW
 302  Mauch Chunk Trust Company                                NONE
 303  Medco Group Inc.                                         NONE
 304  Med-Design                                               MEDD
 305  Mellon Bank                                              MEL
 306  Menley & James                                           MENJ
 307  Mercer County State Bancorp                              MCSB*
 308  Mercersburg Financial Corporation                        NONE
 309  Merchants National Bank of Bangor                        MCHT*
 310  Merchants National Bank of Kittanning                    NONE
 311  Merchants of Shenandoah Ban-Corp                         MSHN*
 312  Meridian Bancorp                                         MRDN
 313  Met-Pro                                                  MPR
 314  Metrobank of Philadelphia, N.A.                          NONE
 315  Mid Penn Bancorp                                         MPEN*
 316  Mifflinburg Bancorp, Inc.                                NONE
 317  Mine Safety Appliances                                   MNES
 318  Miners Bank of Lykens                                    MNRB*
 319  Miners Nat'l Bancorp                                     MNBC
 320  MK Rail                                                  MKRL
 321  Montour Bank                                             NONE
 322  Moore Products                                           MORP
 323  Mother's Work                                            MWRK
 324  Mountbatten, Inc.                                        MTBN
 325  Moxham Bank Corporation                                  MOXM*
 326  Moyco Industries                                         MOYC*
 327  Muncy Bank Financial                                     MNCY*
 328  Musicom                                                  MUSO
 329  Mylan Labs                                               MYL
 330  National American Bancorp                                NABN*
 331  National Bank of Malvern                                 NONE
 332  National Bank of Olyphant                                NONE
 333  National Media                                           NM
 334  National Penn Bancshares                                 NPBC
 335  National Record Mart                                     NRMI
 336  Neffs Bancorp, Inc.                                      NEFF*
 337  New Bethelem Bank                                        NBET*
 338  New Tripoli Bancorp                                      NETN*
 339  Nobel Education Dynamics                                 NEDI
 340  Nocopi                                                   NOOP*
 341  North East Bancshares, Inc.                              NONE
 342  North Pittsburgh System                                  NORY*
 343  Northern Lehigh Bancorp, Inc.                            NOLE*
 344  NorthStar Health Services                                NSTR
 345  Northumberland National Bank                             NONE
 346  Novacare                                                 NOV
 347  Noxso                                                    NOXO
 348  NSD Bancorp                                              NONE
 349  Nuclear Research Corp.                                   NONE
 350  Nuclear Support                                          NSSI
 351  Numar                                                    NUMR
 352  Numerex                                                  NMRX
 353  Nutrition Management                                     NMSCA
 354  Oakhurst Company                                         OAK
 355  O'Brien Energy System                                    OBS
 356  Old Forge Bank                                           OLDF*
 357  OMEGA                                                    OMEF
 358  Orbisonia Community Bancorp, Inc.                        NONE
 359  Orrstown Financial Services                              ORRB*
 360  Owosso Corp.                                             OWOS
 361  Palm Bancorp                                             NONE
 362  Parkvale Financial                                       PVSA
 363  PCI Services                                             PCIS
 364  PDG Environmental                                        PDGE
 365  Penn American Group                                      PAGI
 366  Penn Engineering & Mfg.                                  PNN
 367  Penn First Bancorp                                       PWBC
 368  Penn Laurel Financial Corporation                        NONE
 369  Penn National Gaming                                     PENN
 370  Penn Security Bank and Trust Company                     PSBT*
 371  Penn Virginia                                            PVIR
 372  Penncore Financial Services Corporaiton                  NONE
 373  Pennrock Finanical Services Corp.                        PRFS*
 374  Penns Woods Bancorp Inc.                                 PWOD*
 375  Pennsylvania Capital Bank                                NONE
 376  Pennsylvania Enterprises                                 PNT
 377  Pennsylvania Power & Light                               PPL
 378  Pennsylvania Real Estate Inv. Trust                      PEI
 379  Pennsylvania State Bank                                  NONE
 380  PennTreaty American Corp.                                PTAC
 381  Peoples Bank of Oxford                                   PPBK*
 382  Peoples Bank of Unity                                    NONE
 383  Peoples Financial Corporation, Inc.                      NONE
 384  Peoples Financial Services Corporation, Inc.             NONE
 385  Peoples Ltd.                                             NONE
 386  Peoples National Bank of Rural Valley                    NONE
 387  Peoples State Bank                                       PSEB
 388  Pep Boys                                                 PBY
 389  Phoenix Bancorp, Inc.                                    NONE
 390  Philadelphia Consolidated Holding Corp.                  PHLY
 391  PECO                                                     PE
 392  Philadelphia Suburban                                    PSC
 393  Piercing Pagoda                                          PGDA
 394  Pioneer American Holding Company Corp.                   NONE
 395  Pitt-Desmoines                                           PDM
 396  PNC Financial                                            PNC
 397  PPG Industries                                           PPG
 398  Premier Bank                                             NONE
 399  Prime Bancorp.                                           PSAB
 400  Progress Financial                                       PFNC
 401  Prophet 21                                               PXXI
 402  Provident American                                       PAMC
 403  QNB Corp.                                                QNBC*
 404  Quad Systems                                             QSYS
 405  Quaker Chemical                                          QCHM
 406  Quigley Corp.                                            QGYC
 407  QVC Network                                              QVCN
 408  Reading Co.                                              RDGCA
 409  Regent Bancshares                                        RBNK
 410  Renal Treatment Centers                                  RXTC
 411  Rent Way                                                 RWAY
 412  Resource America                                         REXI
 413  Respironics                                              RESP
 414  Rhone Poulac-Rorer                                       RPR
 415  Right Management Consultants                             RMCI
 416  Rite Aid                                                 RAD
 417  Robec                                                    ROBC
 418  Robroy Industries                                        RROYA*
 419  Rochester & Pittsburgh Coal Company                      REPT
 420  Rohm & Haas                                              ROH
 421  Royal Bank                                               RBPA.A
 422  R&B Inc.                                                 RBIN
 423  Safeguard Scientifics                                    SFE
 424  Salem                                                    SBS
 425  Scan Graphics                                            SCNG
 426  Scanforms Inc.                                           SCFM
 427  Scott Paper                                              SPP
 428  Second National Bank of Masontown                        NONE
 429  Security First Bank                                      SFMP
 430  SEI Corp.                                                SEIC
 431  Selas                                                    SLS
 432  Shared Medical Systems                                   SMED
 433  Shawnee Financial Services Corporation                   NONE
 434  SI Handling                                              SIHS
 435  Sigma Alpha Entertainment Group LTD                      SAEG
 436  Sinter Metals                                            SNM
 437  Smithfield State Bank of Smithfield                      NONE
 438  SMT Health Services                                      SHED
 439  Somerset Trust Company                                   SOMT*
 440  Southwest National                                       SWPA
 441  Sovereign Bancorp                                        SVRN
 442  Spectrum Control                                         SPEC
 443  SPS Technologies                                         ST
 444  State Bancshares                                         SBNP
 445  Steel City Products                                      SCPI
 446  Sterling Financial Corp.                                 SLFI*
 447  Strawbridge & Clother                                    STRW.A
 448  STV Group                                                STVI
 449  SubMicron                                                SUBM
 450  Suburban Federal Savings Bank                            SUBF*
 451  Sulcus Computer                                          SUL
 452  Summit Bancorp                                           NONE
 453  Sun Bancorp                                              SUBI
 454  Sun Company                                              SUN
 455  Sungard Data Systems                                     SNDT
 456  Super Rite                                               SUPR
 457  Supra Medical                                            SUM
 458  Surgical Laser Technologies                              SLTI
 459  Susquehanna Bancshares                                   SUSQ
 460  Sylvan Foods                                             SYLN
 461  Systems & Computer Tehcnology                            SCTC
 462  S&T Bancorp.                                             STBA
 463  Tasty Baking                                             TBC
 464  Technitrol                                               TNL
 465  Teleflex                                                 TFX
 466  Tel-Save Holdings                                        TALK
 467  TF Financial Corp.                                       NONE
 468  Thermal Industries                                       THMP
 469  Toll Brothers                                            TOL
 470  Total Containment, Inc.                                  TCIX
 471  Tower Bancorp.                                           TOBC*
 472  Transducer Systems                                       TSIC
 473  Troy Hill Bancorp.                                       THBC
 474  Tseng Labs                                               TSNG
 475  Turbotville National Bank                                TVNB*
 476  Tuscarora Plastics                                       TUSC
 477  UGI Corp.                                                UGI
 478  UNB Corporation                                          NONE
 479  Uni-Marts                                                UNI
 480  Union Bancorp                                            UBTP*
 481  Union National Financial Corp.                           NONE
 482  Union Pacific                                            UNP
 483  Unisys                                                   UIS
 484  United Bank of Philadelphia                              NONE
 485  United Valley Bank                                       NONE
 486  Universal Health Services                                UHS
 487  Univest Corporation of Pennsylvania                      UVSP
 488  Urban Outfitters                                         URBN
 489  USA BancShares                                           USAB
 490  USA Technologies                                         USAN
 491  US Wats Inc.                                             USWI
 492  USBANCorp.                                               UBAN
 493  USX - Marathon                                           MRO
 494  USX Delhi                                                DGP
 495  USX - U.S. Steel                                         X
 496  UTI Energy Corporation                                   UTI
 497  U.S. Bioscience                                          UBS
 498  U.S. Healthcare                                          USHC
 499  Valley Forge Scientific                                  VLFG
 500  Vineyard Oil and Gas                                     NONE
 501  Vishay Intertechnology                                   VSH
 502  VWR                                                      VWRX
 503  V. F. Corp                                               VFC
 504  Walshire Inc.                                            WALS
 505  Wayne County Bank & Trust Company                        WYBP*
 506  Weis Markets                                             WMK
 507  West                                                     WST
 508  West Milton State Bank                                   NONE
 509  Westinghouse                                             WX
 510  Westinghouse Airbrake                                    WAB
 511  Westmoreland Coal                                        WCX
 512  Weston Roy F.                                            WSTN.A
 513  Woodlands Bank                                           NONE
 514  WVS Financial Corp.                                      WVFC
 515  York Financial                                           YFED
 516  York International                                       YRK
 517  York Water                                               YWTR
 518  Zurn Ind.                                                ZRN
 519  Zynaxis                                                  ZNXS

                EXHIBITS AND PART C OF N1-A REGISTRATION STATEMENT

                              THE HOMESTATE GROUP

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     a. Financial Statements:

        Included in Part A of this Registration Statement:

        Financial Highlights for the period October 1, 1992 (Commencement of Operations) to June 30, 1993 and for each of the three years in the period ended June 30, 1996.

        Included in Part B of this Registration Statement:

        Investments, June 30, 1996
        Statement of Assets and Liabilities, June 30, 1996
        Statement of Operations, for the fiscal year ended June 30, 1996 Statement of Changes in Net Assets, for the fiscal years ended
        June 30, 1995 and June 30, 1996
        Financial Highlights for the period October 1, 1992 (Commencement of Operations) to June 30, 1993 and for each of the three years in the period ended June 30, 1996.
        Notes to Financial Statements

(b.) Exhibits:

     1. Declaration of Trust, dated August 26, 1992, and joinder of additional trustees (Incorporated by reference to Exhibit 1 to Pre-Effective Amendment No. 3 to this Registration Statement filed on September 25, 1992.)
     2.  None
     3.  None
     4.  Form  of Certificate of Common Stock(Incorporated by reference  to
         Exhibit 4 to Pre-Effective Amendment No. 3 to this Registration Statement filed on September 25, 1992.)
     5.  Investment  Advisory  Agreement  (Incorporated  by  reference   to
         Exhibit 5 to Pre-Effective Amendment No. 3 to this Registration Statement filed on September 25, 1992.)
     6. (a) Distribution Agreement between The HomeState Group and Rodney Square Distributors, Inc. dated November 20, 1995
         (b) Form of Selected Dealer Agreement*
     7.  None
     8. Custody Agreement between The HomeState Group and CoreStates Financial Corp. (Incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 3 to this Registration Statement filed on September 25, 1992.)
     9. (a) Transfer Agency Agreement The HomeState Group and Rodney Square Management Corporation dated November 20, 1995.
         (b) Accounting Services Agreement The HomeState Group and Rodney Square Management Corporation dated November 20, 1995.
         (c) Administration Agreement The HomeState Group and Rodney Square Management Corporation dated November 20, 1995.
     10. None

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS CONTINUED

     11. Consent of Price Waterhouse LLP
     12. None
     13. Subscription Agreement (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 3 to this Registration Statement filed on September 25, 1992.)
     14. None
     15. Rule 12b-1 Plan (Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 3 to this Registration Statement filed on September 25, 1992.)
     16. Schedule for Computation of Performance Quotation
     17. Financial Data Schedule
     18. None

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (AS OF AUGUST 31, 1996)

               (1)                                    (2)
         TITLE OF CLASS                  NUMBER OF RECORD SHAREHOLDERS

      Shares of beneficial
      interest $.01 par value

      The HomeState Pennsylvania                    4,439
      Growth Fund

ITEM 27.  INDEMNIFICATION

The Declaration of Trust (filed as Exhibit 1) provides for indemnification of Trustees, as set forth in Section 13 thereof.

The Registrant's Distribution Agreement (filed as Exhibit 6) provides for indemnification of the principal underwriter against certain losses, as set forth in Section 8 thereof.

It is expected that the Registrant will obtain a directors' and officers' liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Distribution Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of a Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Emerald Advisers, Inc. performs investment advisory services for the Registrant and certain other investment advisory clients. Emerald Advisers, Inc. also serves as General Partner to Emerald Partners, L.P., a Pennsylvania-chartered investment limited partnership.

As Emerald Advisers, Inc. is a wholly-owned corporation (incorporated on November 14, 1991), each director and officer of the corporation has held various positions with other companies prior to the founding of Emerald
Advisers,  Inc.   Information as to the directors and officers  of  Emerald
Advisers, Inc. is included in its Form ADV filed on November 14, 1991and most recently supplemented on May 31, 1996 with the Securities Exchange Commission File No. 801-40263 and is incorporated by reference herein.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a)  The Rodney Square Fund
          The Rodney Square Strategic Fixed-Income Fund
          The Rodney Square Multi-Manager Fund
          The Rodney Square Tax-Exempt Fund
          1838 Investment Advisors Funds
          Heitman Real Estate Fund, Institutional Class
          Kiewit Mutual Fund
          The Olstein Funds
     (b)
(1)                 	(2)                               (3)
Name and Principal      Position and Offices with         Position and Offices
BUSINESS ADDRESS        RODNEY SQUARE DISTRIBUTORS, INC.  WITH REGISTRANT

Jeffrey O. Stroble      President, Secretary,             None
1105 North Market St.   Treasurer & Director
Wilmington, DE  19890

Martin L. Klopping      Director                          None
Rodney Square North
1100 North Market St.
Wilmington, DE  19890

Neil Curran             Vice President                    None
1105 North Market St.
Wilmington, DE  19890

(c)  None.

ITEM 30 LOCATION OF ACCOUNTS AND RECORDS

      Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent will be maintained by Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001. Records relating to the duties of the Registrant's custodian will be maintained by CoreStates Financial Corp., P.O. Box 7558, Philadelphia, PA 19101-7558.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32  UNDERTAKINGS

The Registrant will undertake to call a special meeting of shareholders if shareholders representing at least 10% of the Registrant's outstanding voting shares request such a meeting for the purpose of voting on the removal of a Trustee or Trustees. Under such circumstances, the Registrant will assist in shareholder communications as required by Section 16(c) of the Act.

The Registrant hereby undertakes to furnish a copy of the Registrant's Annual Report to shareholders and to each person to whom a copy of the Registrant's Prospectus is deliverd, upon request and without charge.

                               SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lancaster, and State of Pennsylvania, on the 30th day of September, 1996.

                                       THE HOMESTATE GROUP


                                       By:  /s/ Scott L. Rehr
                                            Scott L. Rehr, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                         DATE
---------                       -----                         ----

/s/ Scott L. Rehr           President (Principal         September 27, 1996
Scott L. Rehr               Executive Officer)
                            and Trustee


/s/ Bruce E. Bowen
Bruce E. Bowen              Trustee                      September 25, 1996


/s/ Kenneth G. Mertz        Vice President,
Kenneth G. Mertz            CIO, and Trustee             September 27, 1996


/s/ Scott C. Penwell
Scott C. Penwell, Esq.      Trustee                      September 26, 1996


/s/ H.J. Zoffer
H.J. Zoffer                 Trustee                      September 24, 1996

						   Form N-lA

                          Exhibit Index

Exhibit
Number     Description of Document                     Page
-------    -----------------------                     ----
6(a)       Distribution Agreement
6(b)       Form of Selected Dealer Agreement
9(a)       Transfer Agency Agreement
9(b)       Accounting Services Agreement
9(c)       Administration Agreement
11         Consent of Independent Accountants
16         Schedule for Computation of Performance
             Quotation
17         Financial Data Schedule